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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  3707 West Maple Road        Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
       (Address of principal executive offices)                     (Zip code)


                               George P. Schwartz


Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------


Date of reporting period:       June 30, 2006
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                               SCHWARTZ VALUE FUND
                        ---------------------------------

                           VALUE INVESTING SINCE 1984



                                [GRAPHIC OMITTED]


                                   [UNAUDITED]

                               SEMI-ANNUAL REPORT
                               ------------------


                                  JUNE 30, 2006

 SHAREHOLDER ACCOUNTS                                     CORPORATE OFFICES
  c/o Ultimus Fund             [GRAPHIC OMITTED]         3707 W. Maple Road
   Solutions, LLC                                             Suite 100
   P.O. Box 46707                                     Bloomfield Hills, MI 48301
 Cincinnati, OH 45246                                       (248) 644-8500
   (888) 726-0753                                         Fax (248) 644-4250

                              SCHWARTZ VALUE FUND

Dear Fellow Shareowner,

For the first 6 months of 2006, the Schwartz Value Fund was up 5.5% versus 2.7% for the S&P 500 and 8.2% for the Russell 2000. Two of the Fund's largest holdings positively impacted the first-half results, as Fargo Electronics, Inc. (identification card printers) rose 29% and Thor Industries, Inc. (RVs & travel trailers) increased 21%. In May, Fargo agreed to be acquired by a Sweden-based competitor at a significant premium to our cost, while Thor's stock price appreciation was driven by another period of record sales and earnings. Contributing negatively to performance was a 27% decline in Pulte Homes, Inc., as a weakening housing market impacted all homebuilders.

In 39 years in the investment counsel profession, I've never seen more short-term focus among "investors." The word "investors" here is used very broadly, because many have morphed into speculators with an ultra-short time frame. Maybe it's driven by technology, hand held devices for 24-hour stock quotes, or round-the-clock updates on cable television with talking heads with little useful to say for long-term investors. It seems that financial news shows have become mostly entertainment, with a gambler's mentality akin to on-line Party Poker. They encourage internet day trading and create the expectation for companies to "make their quarterly earnings numbers."

The proliferation of hedge funds has added to this hyperactivity. Reportedly, hedge funds now account for 50% of the average daily trading volume on the big board. Long gone is the notion of building wealth patiently and with a prudent level of risk. This gambling mentality with all of its breathless activity is not healthy for capitalism. Real investment analysis is too often lost amid the blizzard of interviews with "market experts" anxious to opine on where the market is going this month, this week - today!

The Schwartz Value Fund shareholders are more thoughtful and sophisticated and rightly have longer-term focus. This is evident in our Fund's low shareholder turnover and is consistent with the long-term investment focus of the Fund. Some mutual funds get a whole new owner base every few years. Many of the Schwartz Value Fund shareowners have been with us since its inception in 1984, and fifteen-year holders are numerous. Without being able to prove it, I'd be willing to bet Schwartz Value Fund has a higher percentage of 15-year plus owners than 95% of all mutual funds. As the only portfolio manager the Fund has ever had, I'm very grateful for the loyalty our investors have shown. If you have been a long-time shareholder, presumably you have been pleased with the results.

In managing the Schwartz Value Fund, our focus remains on producing above-average, long-term results by selecting well-managed businesses with sustainable competitive advantages that are selling at prices below their intrinsic value. As Warren Buffett says, "In the spread between price and value, opportunity lies."

Due to the Board of Trustees' retirement policy, John J. McHale attended his last board meeting on July 27, 2006. Having served with distinction for over 13 years, his encyclopedic knowledge, sound business judgement and wise counsel will be sorely missed.

As always, the confidence you have shown by your investment in this Fund is most appreciated!

                               With best wishes,

                              SCHWARTZ VALUE FUND


                            /s/ George P. Schwartz

                            George P. Schwartz, CFA
                                   President

July 31, 2006

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================

  SHARES    COMPANY                                               MARKET VALUE
--------------------------------------------------------------------------------
   85,000   Kinetic Concepts, Inc. ...........................    $  3,752,750
  110,000   Pulte Homes, Inc. ................................       3,166,900
   15,000   Student Loan Corporation (The) ...................       3,030,000
  130,000   Lifetime Brands, Inc. ............................       2,817,100
  170,000   Gentex Corporation ...............................       2,380,000
  135,000   Craftmade International, Inc. ....................       2,261,250
   60,000   Zebra Technologies Corporation - Class A .........       2,049,600
  182,700   Unico American Corporation .......................       1,953,063
   42,000   Waters Corporation ...............................       1,864,800
   45,000   Diebold, Incorporated ............................       1,827,900


ASSET ALLOCATION (UNAUDITED)
================================================================================
  SECTOR                                                       % OF NET ASSETS
  ------                                                       ---------------
  Aerospace & Defense ........................................        2.9%
  Building Materials & Construction ..........................        8.5%
  Business Services ..........................................        7.7%
  Consumer - Durables ........................................       14.8%
  Consumer - Nondurables .....................................       12.3%
  Consumer - Retail ..........................................        5.5%
  Education ..................................................        0.4%
  Energy & Mining ............................................        3.3%
  Finance ....................................................       13.8%
  Healthcare .................................................       12.1%
  Industrial Products & Services .............................        4.0%
  Real Estate ................................................        1.6%
  Technology .................................................        9.9%
  Utilities ..................................................        0.8%

  Cash Equivalents, Other Assets and Liabilities .............        2.4%
                                                                   -------
                                                                    100.0%
                                                                   =======

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
  SHARES    COMMON STOCKS -- 97.6%                                MARKET VALUE
--------------------------------------------------------------------------------
            AEROSPACE & DEFENSE -- 2.9%
   15,000   American Science and Engineering, Inc.* ..........    $    868,800
    5,000   General Dynamics Corporation .....................         327,300
   20,000   Mine Safety Appliances Company ...................         804,000
                                                                  ------------
                                                                     2,000,100
                                                                  ------------
            BUILDING MATERIALS & CONSTRUCTION -- 8.5%
   45,000   American Woodmark Corporation ....................       1,576,800
  110,000   Pulte Homes, Inc. ................................       3,166,900
   30,000   Simpson Manufacturing Company, Inc. ..............       1,081,500
                                                                  ------------
                                                                     5,825,200
                                                                  ------------
            BUSINESS SERVICES -- 7.7%
   45,000   Diebold, Incorporated ............................       1,827,900
   80,000   Neogen Corporation* ..............................       1,529,600
   94,000   Superior Uniform Group, Inc. .....................       1,231,400
  200,000   TVI Corporation* .................................         706,000
                                                                  ------------
                                                                     5,294,900
                                                                  ------------
            CONSUMER -- DURABLES -- 14.8%
  135,000   Craftmade International, Inc. ....................       2,261,250
  170,000   Gentex Corporation ...............................       2,380,000
   65,000   Leggett & Platt, Inc. ............................       1,623,700
    5,000   Mohawk Industries, Inc.* .........................         351,750
   30,000   Stanley Furniture Company, Inc. ..................         719,100
   31,830   Strattec Security Corporation* ...................       1,585,452
   25,000   Thor Industries, Inc. ............................       1,211,250
                                                                  ------------
                                                                    10,132,502
                                                                  ------------
            CONSUMER -- NONDURABLES -- 12.3%
   25,000   ACCO Brands Corporation* .........................         547,500
   10,000   Acme United Corporation ..........................         146,400
   50,000   Chattem, Inc.* ...................................       1,518,500
    4,000   Fortune Brands, Inc. .............................         284,040
    1,000   K-Swiss, Inc. - Class A ..........................          26,700
  130,000   Lifetime Brands, Inc. ............................       2,817,100
   30,000   Prestige Brands Holdings, Inc.* ..................         299,100
   45,000   RC2 Corporation* .................................       1,739,700
    8,486   Velcro Industries N.V ............................         118,719
   40,000   Weyco Group, Inc. ................................         928,800
                                                                  ------------
                                                                     8,426,559
                                                                  ------------
            CONSUMER -- RETAIL -- 5.5%
   10,000   Christopher & Banks Corporation ..................         290,000
   50,000   Dollar Tree Stores, Inc.* ........................       1,325,000
   20,000   Home Depot, Inc. .................................         715,800
   25,000   Ross Stores, Inc. ................................         701,250
   30,000   Zale Corporation* ................................         722,700
                                                                  ------------
                                                                     3,754,750
                                                                  ------------

================================================================================
  SHARES    COMMON STOCKS -- 97.6% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
            EDUCATION -- 0.4%
   20,000   Nobel Learning Communities, Inc. .................    $    200,000
    1,000   Strayer Education, Inc. ..........................          97,120
                                                                  ------------
                                                                       297,120
                                                                  ------------
            ENERGY & MINING -- 3.3%
    6,000   Core Laboratories N.V.* ..........................         366,240
   20,000   EnCana Corporation ...............................       1,052,800
   75,000   Input/Output, Inc.* ..............................         708,750
    5,000   Southwestern Energy Company* .....................         155,800
                                                                  ------------
                                                                     2,283,590
                                                                  ------------
            FINANCE -- BANKS & THRIFTS -- 1.9%
   31,800   Century Bancorp, Inc. - Class A ..................         779,100
       30   CSB Bancorp, Inc. ................................          12,450
   20,000   Synovus Financial Corporation ....................         535,600
                                                                  ------------
                                                                     1,327,150
                                                                  ------------
            FINANCE -- INSURANCE -- 7.1%
   55,000   American Safety Insurance Holdings, Ltd.* ........         907,500
   20,450   Fremont Michigan InsuraCorp, Inc. - Class A* .....         766,875
  100,000   Meadowbrook Insurance Group, Inc.* ...............         832,000
  182,700   Unico American Corporation* ......................       1,953,063
   15,000   United Fire & Casualty Company ...................         451,950
                                                                  ------------
                                                                     4,911,388
                                                                  ------------
            FINANCE -- SERVICES -- 4.8%
    5,000   First Marblehead Corporation (The) ...............         284,700
   15,000   Student Loan Corporation (The) ...................       3,030,000
                                                                  ------------
                                                                     3,314,700
                                                                  ------------
            HEALTHCARE -- 12.1%
   10,000   Henry Schein, Inc.* ..............................         467,300
   85,000   Kinetic Concepts, Inc.* ..........................       3,752,750
   10,000   Lincare Holdings Inc.* ...........................         378,400
   10,000   Manor Care, Inc. .................................         469,200
   60,000   National Dentex Corporation* .....................       1,392,000
   42,000   Waters Corporation* ..............................       1,864,800
                                                                  ------------
                                                                     8,324,450
                                                                  ------------
            INDUSTRIAL PRODUCTS & SERVICES -- 4.0%
   10,000   Balchem Corporation ..............................         225,000
   10,000   Dover Corporation ................................         494,300
   25,000   Graco, Inc. ......................................       1,149,500
   20,000   Maritrans Inc. ...................................         498,000
    5,000   PACCAR, Inc. .....................................         411,900
                                                                  ------------
                                                                     2,778,700
                                                                  ------------
            REAL ESTATE -- 1.6%
   16,499   I. Gordon Corporation* ...........................         346,479
   22,500   PICO Holdings, Inc.* .............................         725,625
                                                                  ------------
                                                                     1,072,104
                                                                  ------------

================================================================================
  SHARES    COMMON STOCKS -- 97.6% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
            TECHNOLOGY -- 9.9%
   80,000   Check Point Software Technologies, Ltd.* .........    $  1,406,400
   10,000   Lexmark International, Inc.* .....................         558,300
   78,085   Sparton Corporation ..............................         659,818
   50,000   Stratasys, Inc.* .................................       1,473,000
  213,575   Yak Communications, Inc.* ........................         634,318
   60,000   Zebra Technologies Corporation - Class A* ........       2,049,600
                                                                  ------------
                                                                     6,781,436
                                                                  ------------
            UTILITIES -- 0.8%
  100,000   SEMCO Energy, Inc.* ..............................         556,000
                                                                  ------------

            TOTAL COMMON STOCKS (Cost $59,054,674)                $ 67,080,649
                                                                  ------------


================================================================================
  SHARES    OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------
       43   Sequoia Fund (Cost $5,475) .......................    $      6,813
                                                                  ------------


================================================================================
  SHARES    CASH EQUIVALENTS -- 2.6%                              MARKET VALUE
--------------------------------------------------------------------------------
1,789,210   Federated Treasury Obligations Money Market Fund
            (Cost $1,789,210) ................................    $  1,789,210
                                                                  ------------

            TOTAL INVESTMENTS AT MARKET VALUE -- 100.2%
            (Cost $60,849,359) ...............................    $ 68,876,672

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ..        (167,189)
                                                                  ------------

            NET ASSETS -- 100.0% .............................    $ 68,709,483
                                                                  ============

*    Non-income producing security.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
================================================================================
ASSETS
Investments, at market value (cost of $60,849,359) (Note 1) ..    $ 68,876,672
Receivable for capital shares sold ...........................             467
Dividends and interest receivable ............................          56,889
Other assets .................................................          13,711
                                                                  ------------
  TOTAL ASSETS ...............................................      68,947,739
                                                                  ------------

LIABILITIES
Payable for capital shares redeemed ..........................          43,700
Accrued investment advisory fees (Note 2) ....................         181,089
Payable to affiliate (Note 2) ................................           8,800
Other accrued expenses .......................................           4,667
                                                                  ------------
  TOTAL LIABILITIES ..........................................         238,256
                                                                  ------------

NET ASSETS ...................................................    $ 68,709,483
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $ 53,590,574
Accumulated net investment loss ..............................        (178,608)
Accumulated net realized gains from security transactions ....       7,270,204
Net unrealized appreciation on investments ...................       8,027,313
                                                                  ------------
NET ASSETS ...................................................    $ 68,709,483
                                                                  ============

Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) ...........................       2,560,201
                                                                  ============


Net asset value and offering price per share(a) ..............    $      26.84
                                                                  ============


(a) Redemption price will vary if subject to contingent deferred sales charge (Note 1).

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ..................................................    $    285,627
  Interest ...................................................          34,170
                                                                  ------------
    TOTAL INCOME .............................................         319,797
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 2) ..........................         373,768
  Administration, accounting and transfer agent fees (Note 2)           54,066
  Legal and audit fees .......................................          18,730
  Registration fees ..........................................          11,559
  Trustees' fees and expenses ................................          10,375
  Postage and supplies .......................................           8,848
  Custodian fees .............................................           7,205
  Reports to shareholders ....................................           5,605
  Insurance expense ..........................................           3,769
  Compliance service fees ....................................           3,115
  Other expenses .............................................           1,365
                                                                  ------------
    TOTAL EXPENSES ...........................................         498,405
                                                                  ------------

NET INVESTMENT LOSS ..........................................        (178,608)
                                                                  ------------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
  Net realized gains from security transactions ..............       7,639,298
  Net realized gains from in-kind redemptions (Note 1) .......       1,315,022
  Net change in unrealized appreciation/(depreciation)
    on investments ...........................................      (5,060,697)
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............       3,893,623
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................    $  3,715,015
                                                                  ============


See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                            SIX MONTHS
                                                               ENDED          YEAR ENDED
                                                           JUNE 30, 2006     DECEMBER 31,
                                                            (UNAUDITED)          2005
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ................................     $   (178,608)     $   (464,040)
  Net realized gains from security transactions ......        7,639,298         6,895,911
  Net realized gains from in-kind redemptions (Note 1)        1,315,022         1,621,009
  Net change in unrealized appreciation/(depreciation)
    on investments ...................................       (5,060,697)       (5,594,639)
                                                           ------------      ------------
Net increase in net assets from operations ...........        3,715,015         2,458,241
                                                           ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments .............             --          (6,701,121)
                                                           ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........................        2,521,327         4,817,052
  Reinvestment of distributions to shareholders ......             --           5,575,730
  Payments for shares redeemed .......................       (7,012,748)      (13,173,652)
                                                           ------------      ------------
Net decrease in net assets from capital share
  transactions .......................................       (4,491,421)       (2,780,870)
                                                           ------------      ------------

TOTAL DECREASE IN NET ASSETS .........................         (776,406)       (7,023,750)

NET ASSETS
  Beginning of period ................................       69,485,889        76,509,639
                                                           ------------      ------------
  End of period ......................................     $ 68,709,483      $ 69,485,889
                                                           ============      ============

ACCUMULATED NET INVESTMENT LOSS ......................     $   (178,608)     $       --
                                                           ============      ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ........................................           93,431           176,867
  Shares issued in reinvestment of distributions to
    shareholders .....................................             --             216,968
  Shares redeemed ....................................         (264,165)         (492,565)
                                                           ------------      ------------
  Net decrease in shares outstanding .................         (170,734)          (98,730)
  Shares outstanding, beginning of period ............        2,730,935         2,829,665
                                                           ------------      ------------
  Shares outstanding, end of period ..................        2,560,201         2,730,935
                                                           ============      ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================================
                                               SIX MONTHS       YEAR           YEAR           YEAR          YEAR          YEAR
                                                  ENDED        ENDED          ENDED          ENDED          ENDED         ENDED
                                              JUNE 30, 2006   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,      DEC. 31,
                                               (UNAUDITED)      2005           2004           2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $    25.44    $    27.04     $    25.84     $    20.20     $    23.74    $    20.62
                                               ----------    ----------     ----------     ----------     ----------    ----------

Income/(loss) from investment operations:
  Net investment loss ......................        (0.07)        (0.17)         (0.21)         (0.16)         (0.21)        (0.12)
  Net realized and unrealized gains/(losses)
    on investments .........................         1.47          1.23           6.02           8.10          (3.33)         5.91
                                               ----------    ----------     ----------     ----------     ----------    ----------
Total from investment operations ...........         1.40          1.06           5.81           7.94          (3.54)         5.79
                                               ----------    ----------     ----------     ----------     ----------    ----------

Less distributions:
  From net realized gains on investments ...         --           (2.66)         (4.61)         (2.30)          --           (2.67)
                                               ----------    ----------     ----------     ----------     ----------    ----------

Net asset value at end of period ...........   $    26.84    $    25.44     $    27.04     $    25.84     $    20.20    $    23.74
                                               ==========    ==========     ==========     ==========     ==========    ==========

Total return(a) ............................        5.5%(b)        3.8%          22.6%          39.3%        (14.9)%         28.1%
                                               ==========    ==========     ==========     ==========     ==========    ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........   $   68,709    $   69,486     $   76,510     $   59,592     $   44,261    $   50,031
                                               ==========    ==========     ==========     ==========     ==========    ==========


Ratio of expenses to average net assets ....       1.39%(c)       1.61%          1.82%          1.89%          1.95%         2.04%

Ratio of net investment loss to
  average net assets .......................     (0.50)%(c)     (0.65)%        (0.84)%        (0.73)%        (0.98)%       (0.62)%

Portfolio turnover rate ....................         88%(c)         78%            83%            74%           103%          103%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the "Fund") is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share, except that shares of the Fund may be subject to a 1% contingent deferred sales charge ("CDSC") if redeemed within one year of their purchase. Shares are not subject to the CDSC if the shares are purchased either directly from the Fund or through a broker-dealer or other financial intermediary that does not receive any compensation in connection with such purchase.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the

================================================================================
     shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at June 30, 2006 was as follows:

          Unrealized  appreciation                     $  7,697,651
          Accumulated ordinary income                     1,400,663
          Accumulated long-term gains                     6,020,595
                                                       ------------
          Total distributable earnings                 $ 15,118,909
                                                       ============

     For federal income tax purposes, the cost of portfolio investments amounted to $61,179,021 at June 30, 2006. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation                $ 10,900,021
          Gross unrealized depreciation                  (3,202,370)
                                                       ------------
          Net unrealized appreciation                  $  7,697,651
                                                       ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

     During the six months ended June 30, 2006, the Fund realized $1,315,022 of net capital gains resulting from in-kind redemptions - in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders.

     For the six months ended June 30, 2006, the Fund reclassified its net capital gains resulting from in-kind redemptions of $1,315,022 against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

================================================================================
     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2006 and December 31, 2005 was as follows:

                                              Long-Term
                               Ordinary        Capital           Total
        Period Ended            Income          Gains        Distributions
        -----------------------------------------------------------------------
        June 30, 2006        $        --     $        --      $        --
        December 31, 2005    $   974,486     $ 5,726,635      $ 6,701,121

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) COMMON EXPENSES -- Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. Effective as of February 1, 2006, the Adviser receives from the Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. Prior to February 1, 2006, the Adviser received from the Fund a quarterly fee at the annual rate of 1.25% of its average daily net assets up to $100 million and 1.00% of such assets in excess of $100 million.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per

================================================================================
share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of 0.15% of its average daily net assets, subject to a minimum monthly fee of $4,000. For the six months ended June 30, 2006, the Fund paid $54,066 to Ultimus for mutual fund services.

Pursuant to a Distribution Agreement between the Fund and the Distributor, the Distributor serves as the Fund's exclusive agent for the distribution of its shares. During the six months ended June 30, 2006, the Distributor collected $545 in CDSCs on redemptions of Fund shares. The Distributor is an affiliate of Ultimus.

3.   INVESTMENT TRANSACTIONS

During the six months ended June 30, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $30,762,523 and $37,836,910, respectively.

4.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund (the "Fund") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because the Adviser believes small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. The Fund attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. The Fund purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in the Fund's investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that the Fund can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, possibly including a CDSC, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2006) and held until the end of the period (June 30, 2006).

The table  below  illustrates  the Fund's  costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a CDSC of 1% may apply if you redeem Fund shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's Prospectus.

--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2006   June 30, 2006   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,055.00         $7.08
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00        $1,017.90         $6.95
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.39% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SCHWARTZ VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Advisory Agreement with the Adviser. The approval took place at an in-person meeting, held on January 27, 2006, at which all of the Trustees were present.

The Independent Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreement. The Trustees also received and reviewed a considerable amount of information provided by the Adviser in response to requests of the Independent Trustees and their counsel to assist in their evaluation of the terms of the Advisory Agreement and whether the Advisory Agreement continues to be in the best interest of the Fund and its shareholders. The Trustees reviewed: (1) industry data comparing advisory fees and expense ratios of the Fund with those of comparable investment companies; (2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Fund; and (4) information about the Adviser's personnel. The Trustees considered various factors, among them: (1) the nature, extent and quality of the services provided by the Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Fund; (3) the Fund's performance; (4) the extent to which economies of scale may be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in a private session with independent counsel at which no representatives of the Adviser were present.

The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser under the Advisory Agreement. The Trustees also reviewed the background, education and experience of the Adviser's key investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance programs, and the Adviser's role in coordinating such services and programs.

The Trustees considered short-term and long-term investment performance of the Fund in their deliberations. The Trustees considered the Fund's historical performance over various periods ended December 31, 2005, as it compared to the returns of relevant indices and similarly managed mutual funds. Based upon their review, the Trustees observed that, although the Fund has underperformed its primary benchmark, the Russell 2000 Index, over shorter term periods (including 1 year and 3 years), the Fund has outperformed such Index over longer term periods (including 5 years, 10 years and since inception).

The Trustees reviewed the Adviser's analysis of its profitability from the Advisory Agreement for the year ended December 31, 2005. The Trustees considered that the Adviser may receive, in addition to the advisory fee, various research services as a result of the placement of the Funds' portfolio brokerage. The Trustees concluded that the Adviser possessed the fundamental resources necessary to serve as adviser to the Fund, and based upon their review of the financial statements provided by the Adviser, that it is sufficiently capitalized to remain economically viable to serve as adviser.

In reviewing the fees payable under the Advisory Agreement, the Trustees reviewed the advisory fee paid by the Fund under the Advisory Agreement and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the total operating

SCHWARTZ VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================
expense ratio of the Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders. Given that the Fund's asset levels are lower than most comparable similarly managed funds, the Trustees also considered the effect of the Fund's potential growth and size on its performance and fees. In evaluating the Fund's advisory fees, the Trustees took into account the quality of the investment management of the Fund. The Trustees noted that the Fund's focus on small-capitalization companies requires special skills and a different and broader set of analytical tools than is required for funds investing in larger capitalization companies that are heavily followed and researched by the investment community. In view of these factors, the Trustees determined to forego implementing break points in the Fund's fee schedule at the current time.

At the Adviser's recommendation, the Trustees approved a reduction in the advisory fee payable by the Fund to the Adviser, effective February 1, 2006. In making this recommendation, the Adviser cited the increasingly competitive nature of the mutual fund industry, which is exerting downward pressure on fees, as well as the Adviser's desire to improve investment performance and lower expenses for the benefit of shareholders. The advisory fee paid by the Fund had been calculated at the annual rate of 1.25% of the first $100 million of the Fund's average daily net assets and 1.00% of such assets in excess of $100 million. Effective February 1, 2006, the advisory fee is reduced to 1.00% on all of the Fund's assets. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees to be paid by the Fund are reasonable.

In approving the Advisory Agreement, the Independent Trustees reached the following conclusions: (1) the Trustees noted the qualifications of key personnel of the Adviser that work with the Fund and concluded the Adviser is qualified to continue to manage the Fund's assets in accordance with its investment objective and policies and has provided reasonable services to the Fund; (2) based on the long-term performance of the Fund, the Independent Trustees believe that the nature and quality of services provided to the Fund by the Adviser were satisfactory; (3) while the advisory fees paid by the Fund are in the higher range of fees for comparably managed funds, they believe that the quality of investment advisory services provided by the Adviser has been appropriate and that a contributing factor to higher expenses is the relatively small size of the Fund; and (4) the Fund will realize significant cost savings from the Adviser's undertaking to reduce its advisory fees. The Independent Trustees also reviewed and considered the "fallout benefits" to, and the profitability of, the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive, given the quality and scope of services provided by the Adviser and the investment performance of the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interest of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

SCHWARTZ VALUE FUND
series of
Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Cynthia M. Dickinson, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS  FUND  DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois  60605

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

                               [GRAPHIC OMITTED]







                        SCHWARTZ INVESTMENT COUNSEL, INC.


          AVE MARIA
            MUTUAL   [LOGO OMITTED]
            FUNDS


 AVE MARIA CATHOLIC VALUES FUND

    AVE MARIA GROWTH FUND

 AVE MARIA RISING DIVIDEND FUND

  AVE MARIA OPPORTUNITY FUND

     AVE MARIA BOND FUND
                                               UNAUDITED

                                           SEMI-ANNUAL REPORT

                                             JUNE 30, 2006

SHAREHOLDER ACCOUNTS                                     CORPORATE OFFICES
  c/o Ultimus Fund                                      3707 W. Maple Road
   Solutions, LLC             [GRAPHIC OMITTED]              Suite 100
   P.O. Box 46707                AVE MARIA           Bloomfield Hills, MI 48301
 Cincinnati, OH 45246              MUTUAL                  (248) 644-8500
   (888) 726-9331                  FUNDS                 Fax (248) 644-4250

Dear Shareowner of:

     Ave Maria Catholic Values Fund (AVEMX)
     Ave Maria Growth Fund (AVEGX)
     Ave Maria Rising Dividend Fund (AVEDX)
     Ave Maria Opportunity Fund (AVESX)
     Ave Maria Bond Fund (AVEFX)

It's hard to believe that 5 years have already gone by since the start of our first Catholic Fund, the Ave Maria Catholic Values Fund (AVEMX). On May 1, 2006 we started the Ave Maria Opportunity Fund (AVESX), fifth in the series. Its focus is on smaller capitalization stocks which adhere to the moral guidelines established for all of the Ave Maria Mutual Funds.

Responding to the shareholders' requests, on July 3, 2006 we introduced the Ave Maria Money Market Account. In partnership with Federated Securities, we now offer Fund shareholders and prospective shareholders a money market fund, which invests in accordance with the Funds' moral guidelines. Only the highest quality, short-term money market instruments are used - U.S. Treasury and Agency obligations. Daily liquidity is provided in addition to transferability to and from any of the Ave Maria Mutual Funds, plus check writing privileges.

To open a money market account, call toll free 1-866-AVE-MARIA.

                                   Sincerely,

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President

July 31, 2006

P.S. Due to the Board of Trustees' retirement policy, John J. McHale attended his last board meeting on July 27, 2006. Having served with distinction since the Ave Maria Catholic Values Fund's inception, his encyclopedic knowledge, sound business judgement and wise counsel will be sorely missed.

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================
Ave Maria Catholic Values Fund:
    Portfolio Manager Commentary ...........................................  1
    Ten Largest Equity Holdings ............................................  3
    Asset Allocation .......................................................  3
    Schedule of Investments ................................................  4

Ave Maria Growth Fund:
    Portfolio Manager Commentary ...........................................  7
    Ten Largest Equity Holdings ............................................  8
    Asset Allocation .......................................................  8
    Schedule of Investments ................................................  9

Ave Maria Rising Dividend Fund:
    Portfolio Manager Commentary ........................................... 11
    Ten Largest Equity Holdings ............................................ 12
    Asset Allocation ....................................................... 12
    Schedule of Investments ................................................ 13

Ave Maria Opportunity Fund:
    Portfolio Manager Commentary ........................................... 15
    Ten Largest Equity Holdings ............................................ 16
    Asset Allocation ....................................................... 16
    Schedule of Investments ................................................ 17

Ave Maria Bond Fund:
    Portfolio Manager Commentary ........................................... 20
    Ten Largest Holdings ................................................... 21
    Asset Allocation ....................................................... 21
    Schedule of Investments ................................................ 22

Statements of Assets and Liabilities ....................................... 25

Statements of Operations ................................................... 26

Statements of Changes in Net Assets:
  Ave Maria Catholic Values Fund ........................................... 27
  Ave Maria Growth Fund .................................................... 28
  Ave Maria Rising Dividend Fund ........................................... 29
  Ave Maria Opportunity Fund ............................................... 30
  Ave Maria Bond Fund ...................................................... 31

Financial Highlights:
  Ave Maria Catholic Values Fund ........................................... 32
  Ave Maria Growth Fund .................................................... 33
  Ave Maria Rising Dividend Fund ........................................... 34
  Ave Maria Opportunity Fund ............................................... 35
  Ave Maria Bond Fund - Class I ............................................ 36
  Ave Maria Bond Fund - Class R ............................................ 37

Notes to Financial Statements .............................................. 38

About Your Fund's Expenses ................................................. 45

Other Information .......................................................... 47

Approval of Advisory Agreements ............................................ 48

AUTHORIZED FOR DISTRIBUTION ONLY IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund had a total return of 5.4% for the six months ended June 30, 2006. This exceeded both the 2.7% return for the S&P 500 Index and the 4.2% return for the S&P 400 Mid-Cap Index.

This good relative performance continues the trend of out-performance, visible since inception of the Fund over five years ago:

                                      From 5-01-01 (Inception) Through 6-30-06
                                                   Total Returns
                                      ----------------------------------------
                                            Cumulative        Annualized
                                            ----------        ----------
   Ave Maria Catholic Values Fund (AVEMX)      72.4%             11.1%
   S&P 500 Index                                9.6%              1.8%
   S&P 400 Mid-Cap Index                       57.7%              9.2%

In the first half of 2006, the general stock market struggled to make a modest gain. The reasons include $70-oil, rising short-term interest rates, inflation scares, a housing slowdown, Iraq, North Korea, and now Iran. But if it's in the headlines, it's in the market; i.e., already reflected in stock prices. Corporate profits continue to grow at a double-digit pace and corporate balance sheets are solid. The market has not traded at a lower multiple of earnings in the last ten years. In fact, the S&P 500 Index is now at about half the price relative to earnings compared to the 1999-2000 market peak. More importantly, we continue to find attractively priced, high-quality stocks to buy. Judging by the increased merger and acquisition activity, others share that view.

So far this year, three of our portfolio holdings have been the object of takeovers. Fargo Electronics, Inc., Education Management Corporation, and North Fork Bancorp received attractive takeover offers, which resulted in substantial gains for the Fund. Other names that contributed significantly to first half performance were Thor Industries, Inc., Christopher & Banks Corporation, Core Laboratories N.V., and First Marblehead Corporation, all up more than 25%.

The ProQuest Company was our biggest disappointment, as accounting irregularities and a questionable management response to regulatory inquiries blasted the stock. We sold most of the position and took a tax loss to offset some of the other realized gains. Other poorly performing stocks in the first half were Pulte Homes, Inc., Mohawk Industries, Inc. (both housing related), and Zebra Technologies Corporation (bar codes). All three are excellent companies, and we have purchased additional shares, as the market appears to have overreacted to temporary business weakness.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
Three portfolio companies no longer met the Fund's moral screens this year and were sold from the portfolio. The 3M Company and American International Group, Inc. now offer non-marital partner benefits to employees, and Corinthian Colleges, Inc. started assigning students to an abortion clinic to complete their externship requirement for a Medical Assisting Diploma Program. As always, we explained to top management of these companies why we sold their stock and urged them to change their offending corporate behavior. Other significant positions eliminated from the Fund this year were STERIS Corporation, Jones Apparel Group, Inc., and Applied Signal Technology, Inc. All experienced deteriorating long-term business outlooks, and alternative investment opportunities were more compelling. New names include American Woodmark Corporation (cabinet manufacturer), Sherwin-Williams Company (paints), ConocoPhillips and Southwestern Energy Company (energy), Zale Corporation (jewelry retail), American Safety Insurance Holdings, Ltd., and ADTRAN, Inc. (telecom equipment). Each of these companies possesses excellent business characteristics: solid balance sheets, good cash flow, and attractive valuations. None violate the core teachings of the Catholic Church.

Thanks for investing in the Ave Maria Catholic Values Fund.

Sincerely,

/s/ George P. Schwartz     /s/ Gregory R. Heilman

George P. Schwartz, CFA    Gregory R. Heilman, CFA
Co-Portfolio Manager       Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================

  SHARES     COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------

  275,000    Kinetic Concepts, Inc. ..........................   $ 12,141,250
  450,000    Lifetime Brands, Inc. ...........................      9,751,500
  300,000    Pulte Homes, Inc. ...............................      8,637,000
  300,000    Dollar Tree Stores, Inc. ........................      7,950,000
   37,500    Student Loan Corporation (The) ..................      7,575,000
  150,000    Thor Industries, Inc. ...........................      7,267,500
  700,000    Input/Output, Inc. ..............................      6,615,000
  250,000    Leggett & Platt, Inc. ...........................      6,245,000
  150,000    Mine Safety Appliances Company ..................      6,030,000
  130,000    Graco, Inc. .....................................      5,977,400




ASSET ALLOCATION (UNAUDITED)
================================================================================

   SECTOR                                                  % OF NET ASSETS
   ------                                                  ---------------
   Aerospace & Defense ...................................       5.3%
   Building Materials & Construction .....................       6.6%
   Business Services .....................................       4.6%
   Consumer - Durables ...................................      13.7%
   Consumer - Nondurables ................................      11.3%
   Consumer - Retail .....................................       7.0%
   Energy & Mining .......................................       7.8%
   Finance ...............................................      12.0%
   Healthcare ............................................      12.5%
   Industrial Products & Services ........................       5.4%
   Real Estate ...........................................       0.6%
   Technology ............................................       7.0%
   Utilities .............................................       0.7%

   Cash Equivalents, Other Assets and Liabilities ........       5.5%
                                                              -------
                                                               100.0%
                                                              =======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 94.5%                               MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 5.3%
   25,000      American Science and Engineering, Inc. * .........  $ 1,448,000
   80,000      General Dynamics Corporation .....................    5,236,800
  150,000      Mine Safety Appliances Company ...................    6,030,000
                                                                   -----------
                                                                    12,714,800
                                                                   -----------
             BUILDING MATERIALS & CONSTRUCTION -- 6.6%
  100,000      American Woodmark Corporation ....................    3,504,000
  300,000      Pulte Homes, Inc. ................................    8,637,000
  100,000      Simpson Manufacturing Company, Inc. ..............    3,605,000
                                                                   -----------
                                                                    15,746,000
                                                                   -----------
             BUSINESS SERVICES -- 4.6%
   50,000      Automatic Data Processing, Inc. ..................    2,267,500
   90,000      Diebold, Incorporated ............................    3,655,800
  138,000      Neogen Corporation * .............................    2,638,560
   50,000      ProQuest Company * ...............................      614,500
  500,000      TVI Corporation * ................................    1,765,000
                                                                   -----------
                                                                    10,941,360
                                                                   -----------

             CONSUMER - DURABLES -- 13.7%
   15,000      Brunswick Corporation ............................      498,750
  297,000      Craftmade International, Inc. ....................    4,974,750
  400,000      Gentex Corporation ...............................    5,600,000
   35,000      Harley-Davidson, Inc. ............................    1,921,150
  250,000      Leggett & Platt, Inc. ............................    6,245,000
   70,000      Mohawk Industries, Inc. * ........................    4,924,500
   50,000      Stanley Furniture Company, Inc. ..................    1,198,500
  150,000      Thor Industries, Inc. ............................    7,267,500
                                                                   -----------
                                                                    32,630,150
                                                                   -----------

             CONSUMER - NONDURABLES -- 11.3%
   50,000      ACCO Brands Corporation * ........................    1,095,000
  110,000      Chattem, Inc. * ..................................    3,340,700
   20,000      Fortune Brands, Inc. .............................    1,420,200
  450,000      Lifetime Brands, Inc. ............................    9,751,500
  140,000      RC2 Corporation * ................................    5,412,400
   80,000      Sherwin-Williams Company (The) ...................    3,798,400
   30,000      VF Corporation ...................................    2,037,600
                                                                   -----------
                                                                    26,855,800
                                                                   -----------

             CONSUMER - RETAIL -- 7.0%
   70,000      Christopher & Banks Corporation ..................    2,030,000
  300,000      Dollar Tree Stores, Inc. * .......................    7,950,000
  110,000      Ross Stores, Inc. ................................    3,085,500
  150,000      Zale Corporation * ...............................    3,613,500
                                                                   -----------
                                                                    16,679,000
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 94.5% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
             ENERGY & MINING -- 7.8%
   20,000      Anadarko Petroleum Corporation ...................   $  953,800
   50,000      ConocoPhillips ...................................    3,276,500
   20,000      Core Laboratories N.V. * .........................    1,220,800
   25,000      Exxon Mobil Corporation ..........................    1,533,750
  700,000      Input/Output, Inc. * .............................    6,615,000
   90,000      Southwestern Energy Company * ....................    2,804,400
   20,000      Transocean Inc. * ................................    1,606,400
   15,000      XTO Energy Inc. ..................................      664,050
                                                                   -----------
                                                                    18,674,700
                                                                   -----------

             FINANCE - BANKS & THRIFTS -- 2.0%
   45,000      BB&T Corporation .................................    1,871,550
   10,000      Century Bancorp, Inc. - Class A ..................      245,000
   75,000      Synovus Financial Corporation ....................    2,008,500
   20,000      TCF Financial Corporation ........................      529,000
                                                                   -----------
                                                                     4,654,050
                                                                   -----------

             FINANCE - INSURANCE -- 6.3%
  151,500      American Safety Insurance Holdings, Ltd. * .......    2,499,750
   50,000      Everest Re Group, Ltd. ...........................    4,328,500
  430,000      Meadowbrook Insurance Group, Inc. * ..............    3,577,600
  282,945      Unico American Corporation * .....................    3,024,682
   55,000      United Fire & Casualty Company ...................    1,657,150
                                                                   -----------
                                                                    15,087,682
                                                                   -----------

             FINANCE - SERVICES -- 3.7%
   20,000      First Marblehead Corporation (The) ...............    1,138,800
   37,500      Student Loan Corporation (The) ...................    7,575,000
                                                                   -----------
                                                                     8,713,800
                                                                   -----------
             HEALTHCARE -- 12.5%
   35,000      Beckman Coulter, Inc. ............................    1,944,250
  275,000      Kinetic Concepts, Inc.* ..........................   12,141,250
   30,000      Lincare Holdings Inc. * ..........................    1,135,200
  115,000      Manor Care, Inc. .................................    5,395,800
  240,000      Mylan Laboratories Inc. ..........................    4,800,000
  100,000      Waters Corporation * .............................    4,440,000
                                                                   -----------
                                                                    29,856,500
                                                                   -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 5.4%
   60,000      Balchem Corporation ..............................    1,350,000
   20,000      Caterpillar Inc. .................................    1,489,600
   50,000      Genuine Parts Company ............................    2,083,000
  130,000      Graco, Inc. ......................................    5,977,400
   12,500      Stericycle, Inc. * ...............................      813,750
   20,000      Teleflex Incorporated ............................    1,080,400
                                                                   -----------
                                                                    12,794,150
                                                                   -----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

   SHARES    COMMON STOCKS -- 94.5% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
             REAL ESTATE -- 0.6%
   50,000      Health Care Property Investors, Inc. .............  $ 1,337,000
                                                                   -----------
             TECHNOLOGY -- 7.0%
  110,000      ADTRAN, Inc. .....................................    2,467,300
   30,000      Alltel Corporation ...............................    1,914,900
   25,000      CenturyTel, Inc. .................................      928,750
  168,647      Sparton Corporation ..............................    1,425,067
  150,000      Stratasys, Inc.* .................................    4,419,000
  177,500      Yak Communications, Inc.* ........................      527,175
  150,000      Zebra Technologies Corporation - Class A * .......    5,124,000
                                                                   -----------
                                                                    16,806,192
                                                                   -----------
             UTILITIES -- 0.7%
  305,000      SEMCO Energy, Inc.* ..............................    1,695,800
                                                                   -----------

               TOTAL COMMON STOCKS (Cost $197,152,415)           $ 225,186,984
                                                                 -------------


================================================================================
   SHARES    CASH EQUIVALENTS -- 4.3%                             MARKET VALUE
--------------------------------------------------------------------------------
10,357,150     Federated Treasury Obligations
                 Money Market Fund (Cost $10,357,150) ...........$  10,357,150
                                                                   -----------

             TOTAL INVESTMENTS AT MARKET VALUE -- 98.8%
             (Cost $207,509,565) ................................$ 235,544,134

             OTHER ASSETS IN EXCESS OF LIABILTIES -- 1.2% .......    2,840,730
                                                                   -----------

             NET ASSETS -- 100.0% ...............................$ 238,384,864
                                                                 =============


*    Non-income producing security.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For the six months ended June 30, 2006, the Ave Maria Growth Fund had a total return of 10.1% compared with 2.7% for the S&P 500 Index. Since inception on May 1, 2003, the Fund's annualized total return was 17.3% compared with an annualized total return of 12.9% for the S&P 500.

The five top-performing issues in the Ave Maria Growth Fund for the six-month period were:

 Expeditors  International (freight forwarder)                         +68%
 Christopher & Banks (women's specialty apparel)                       +55%
 Franklin Electric (submersible electric motors)                       +33%
 Graco, Inc. (fluid-handling devices)                                  +33%
 SEI Investments (investment management services)                      +32%

The five bottom-performing issues were:

 Arthur J. Gallagher & Co. (insurance brokerage & risk management)     -16%
 Biomet, Inc. (reconstructive joint devices)                           -15%
 Polaris Industries, Inc. (snowmobiles, ATVs, personal watercraft)     -14%
 Bed, Bath & Beyond, Inc. (bed linens, towels, cookware, housewares)   - 9%
 ITT Industries (defense electronics)                                  - 4%

Your  Fund  marked  its  three-year   anniversary  on  May  1st  of  this  year.
Accordingly, it became qualified to be rated by Morningstar, a universally recognized rating agency of mutual fund performance. As of June 30, 2006, your Fund was awarded four stars, ranked among 823 Mid-Cap Growth Funds. Keep in mind that past performance does not guarantee future results. The ratings range from a high of five stars to a low of one star. Morningstar calculates a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of sales charges), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds receive five stars, the next 22.5% four stars, the next 35% three stars, the next 22.5% two stars, and the bottom 10% receive one star.

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================
  SHARES     COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------
   44,200    Expeditors International of Washington, Inc. ....    $ 2,475,642
   50,950    FactSet Research Systems, Inc. ..................      2,409,935
   46,300    Franklin Electric Company, Inc. .................      2,390,932
   22,900    Occidental Petroleum Corporation ................      2,348,395
   47,000    SEI Investments Company .........................      2,297,360
   27,300    Johnson Controls, Inc. ..........................      2,244,606
   30,100    C.R. Bard, Inc. .................................      2,205,126
   46,400    Landstar System, Inc. ...........................      2,191,472
   45,200    Kellogg Company .................................      2,189,036
   48,200    XTO Energy, Inc. ................................      2,133,814



ASSET ALLOCATION (UNAUDITED)
================================================================================
   SECTOR                                                  % OF NET ASSETS
   ------                                                  ---------------
   Aerospace & Defense ...................................       7.4%
   Consumer - Durables ...................................      10.5%
   Consumer - Nondurables ................................       5.8%
   Consumer - Retail .....................................       7.2%
   Energy & Mining .......................................       6.2%
   Finance ...............................................      16.4%
   Healthcare ............................................      14.2%
   Industrial Products & Services ........................      29.1%
   Technology ............................................       2.7%

   Cash Equivalents, Other Assets and Liabilities ........       0.5%
                                                              -------
                                                               100.0%
                                                              =======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 99.5%                               MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 7.4%
   18,000      Alliant Techsystems, Inc. * ...................    $ 1,374,300
   29,200      General Dynamics Corporation ..................      1,911,432
   37,500      Rockwell Collins, Inc. ........................      2,095,125
                                                                  -----------
                                                                    5,380,857
                                                                  -----------

             CONSUMER - DURABLES -- 10.5%
   23,400      Black & Decker Corporation (The) ..............      1,976,364
   37,900      Harley-Davidson, Inc. .........................      2,080,331
   38,200      Polaris Industries, Inc. ......................      1,654,060
   41,500      Toro Company (The) ............................      1,938,050
                                                                  -----------
                                                                    7,648,805
                                                                  -----------

             CONSUMER - NONDURABLES -- 5.8%
   45,200      Kellogg Company ...............................      2,189,036
   60,000      McCormick & Company, Inc. .....................      2,013,000
                                                                  -----------
                                                                    4,202,036
                                                                  -----------

             CONSUMER - RETAIL -- 7.2%
   53,100      Bed Bath & Beyond Inc. * ......................      1,761,327
   73,500      Christopher & Banks Corporation ...............      2,131,500
   46,300      Ross Stores, Inc. .............................      1,298,715
                                                                  -----------
                                                                    5,191,542
                                                                  -----------

             ENERGY & MINING -- 6.2%
   22,900      Occidental Petroleum Corporation ..............      2,348,395
   48,200      XTO Energy, Inc. ..............................      2,133,814
                                                                  -----------
                                                                    4,482,209
                                                                  -----------

             FINANCE - BANKS & THRIFTS -- 5.5%
   56,200      National City Corporation .....................      2,033,878
   64,650      North Fork Bancorporation, Inc. ...............      1,950,491
                                                                  -----------
                                                                    3,984,369
                                                                  -----------
             FINANCE - INSURANCE -- 4.4%
   50,400      Arthur J. Gallagher & Co. .....................      1,277,136
   65,900      Brown & Brown, Inc. ...........................      1,925,598
                                                                  -----------
                                                                    3,202,734
                                                                  -----------

             FINANCE - SERVICES -- 6.5%
   50,950      FactSet Research Systems, Inc. ................      2,409,935
   47,000      SEI Investments Company .......................      2,297,360
                                                                  -----------
                                                                    4,707,295
                                                                  -----------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 99.5% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
             HEALTHCARE -- 14.2%
   29,300      Beckman Coulter, Inc. .........................    $ 1,627,615
   60,900      Biomet, Inc. ..................................      1,905,561
   30,100      C. R. Bard, Inc. ..............................      2,205,126
   55,500      Patterson Companies, Inc. * ...................      1,938,615
   16,000      Stryker Corporation ...........................        673,760
   43,600      Waters Corporation * ..........................      1,935,840
                                                                  -----------
                                                                   10,286,517
                                                                  -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 29.1%
   42,200      AMETEK, Inc. ..................................      1,999,436
   61,800      CLARCOR, Inc. .................................      1,841,022
   30,200      Danaher Corporation ...........................      1,942,464
   61,400      Donaldson Company, Inc. .......................      2,079,618
   44,200      Expeditors International of Washington, Inc. ..      2,475,642
   46,300      Franklin Electric Company, Inc. ...............      2,390,932
   42,700      Graco, Inc. ...................................      1,963,346
   38,600      ITT Industries, Inc. ..........................      1,910,700
   27,300      Johnson Controls, Inc. ........................      2,244,606
   46,400      Landstar System, Inc. .........................      2,191,472
                                                                  -----------
                                                                   21,039,238
                                                                  -----------

             TECHNOLOGY -- 2.7%
   31,900      Mettler-Toledo International Inc. * ...........      1,932,183
                                                                  -----------


             TOTAL COMMON STOCKS (Cost $63,726,456) ..........   $ 72,057,785
                                                                  -----------


================================================================================
   SHARES    CASH EQUIVALENTS -- 1.5%                             MARKET VALUE
--------------------------------------------------------------------------------
1,091,412      Federated Treasury Obligations
                 Money Market Fund (Cost $1,091,412) .........   $  1,091,412
                                                                  -----------

             TOTAL INVESTMENTS AT MARKET VALUE -- 101.0%
             (Cost $64,817,868) ..............................   $ 73,149,197

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)..      ( 750,822)
                                                                  -----------
             NET ASSETS -- 100.0% ............................   $ 72,398,375
                                                                  ===========


*  Non-income producing security.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

The total return of the Ave Maria Rising Dividend Fund for the first six months of 2006 was 6.2%. This compares favorably with the 2.7% return for the S&P 500 Index and the 6.0% return for the S&P Dividend Aristocrat Index for the same period. Domestic equity markets were strong early in the year, peaking in early May. Since then, stock prices have generally fallen in response to rising interest rates and initial signs that the economy may be slowing. Our relatively good performance came from a variety of sectors, with Thor Industries, Inc. (travel trailers), Caterpillar Inc. (construction and mining equipment), Manor Care, Inc. (nursing homes), and Johnson Controls, Inc. (automotive supplier) among our strongest contributors. Pulte Homes, Inc. (home builder), The ServiceMaster Company (ChemLawn), and Arthur J. Gallagher & Co. (insurance broker) saw significant declines in their stock prices during the period. We continue to believe that investments in these companies represent good long-term value and have added to each.

Stocks added to the portfolio during the six month period include: Beckman Coulter, Inc. (biomedical testing equipment); TCF Financial Corporation (regional bank); The J. M. Smucker Company (food processor); and VF Corporation (apparel manufacturer). All of these companies have a history of paying dividends and have the financial strength to consistently increase dividend payments in the future. North Fork Bancorp, Inc., a takeover target, was sold during the period. Also sold as a result of their managements offering non-marital partner benefits to employees, thereby violating one of our pro-life, pro-family screens, were American International Group, Inc., 3M Company, and Exelon Corp.

It appears that the U.S. economy is slowing in response to the Fed's sustained application of the monetary brakes. This is particularly evident in the residential real estate market, which has depressed some of our building-related shares, like Pulte Homes, Inc. and Masco Corporation. But these companies, like all the companies in the Ave Maria Rising Dividend Fund, are established entities with strong balance sheets and demonstrated staying power. We have a great deal of confidence in the long-term outlook for the exceptionally high-quality stocks which comprise this portfolio.

Your participation in this Fund is appreciated.

With best regards,

/s/ George P. Schwartz            /s/ Richard L. Platte, Jr.

George P. Schwartz, CFA           Richard L. Platte, Jr., CFA
Co-Portfolio Manager              Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMPANY                                              MARKET VALUE
--------------------------------------------------------------------------------
   22,000    Sherwin-Williams Company (The) ..................    $ 1,044,560
   20,000    Kellogg Company .................................        968,600
   20,000    Stanley Works (The) .............................        944,400
   17,000    Beckman Coulter, Inc. ...........................        944,350
   23,000    Diebold, Incorporated ...........................        934,260
   22,000    BB&T Corporation ................................        914,980
   36,000    Arthur J. Gallagher & Co. .......................        912,240
   22,000    FPL Group, Inc. .................................        910,360
   34,000    TCF Financial Corporation .......................        899,300
   36,000    Leggett & Platt, Inc. ...........................        899,280



ASSET ALLOCATION (UNAUDITED)
================================================================================
   SECTOR                                                 % OF NET ASSETS
   ------                                                 ---------------
   Aerospace & Defense ...................................       3.0%
   Building Materials & Construction .....................       5.7%
   Business Services .....................................       7.6%
   Consumer - Durables ...................................       6.3%
   Consumer - Nondurables ................................      23.0%
   Consumer - Retail .....................................       3.0%
   Energy & Mining .......................................       1.8%
   Finance ...............................................      16.7%
   Healthcare ............................................       6.2%
   Industrial Products & Services ........................      17.0%
   Technology ............................................       0.7%
   Utilities .............................................       3.1%

   Cash Equivalents, Other Assets and Liabilities ........       5.9%
                                                              -------
                                                               100.0%
                                                              =======

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 94.1%                               MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 3.0%
    5,000      General Dynamics Corporation ..................    $   327,300
   14,000      Mine Safety Appliances Company ................        562,800
                                                                  -----------
                                                                      890,100
                                                                  -----------

             BUILDING MATERIALS & CONSTRUCTION -- 5.7%
   28,000      Masco Corporation .............................        829,920
   30,000      Pulte Homes, Inc. .............................        863,700
                                                                  -----------
                                                                    1,693,620
                                                                  -----------

             BUSINESS SERVICES -- 7.6%
   13,000      Automatic Data Processing, Inc. ...............        589,550
   23,000      Diebold, Incorporated .........................        934,260
   70,000      ServiceMaster Company (The) ...................        723,100
                                                                  -----------
                                                                    2,246,910
                                                                  -----------

             CONSUMER - DURABLES -- 6.3%
   36,000      Leggett & Platt, Inc. .........................        899,280
   22,000      Newell Rubbermaid Inc. ........................        568,260
    8,000      Thor Industries, Inc. .........................        387,600
                                                                  -----------
                                                                    1,855,140
                                                                  -----------

             CONSUMER - NONDURABLES -- 23.0%
   17,000      Alberto-Culver Company ........................        828,240
   15,000      Avery Dennison Corporation ....................        870,900
   20,000      Hormel Foods Corporation ......................        742,800
   18,000      J.M. Smucker Company (The) ....................        804,600
   20,000      Kellogg Company ...............................        968,600
   25,000      McCormick & Company, Inc. .....................        838,750
   22,000      Sherwin-Williams Company (The) ................      1,044,560
   10,000      VF Corporation ................................         679,20
                                                                  -----------
                                                                    6,777,650
                                                                  -----------

             CONSUMER - RETAIL -- 3.0%
   32,000      Ross Stores, Inc. .............................        897,600
                                                                  -----------

             ENERGY & MINING -- 1.8%
    8,500      Exxon Mobil Corporation .......................        521,475
                                                                  -----------

             FINANCE - BANKS & THRIFTS -- 11.5%
   22,000      BB&T Corporation ..............................        914,980
   32,000      Synovus Financial Corporation .................        856,960
   34,000      TCF Financial Corporation .....................        899,300
   20,000      United Bankshares, Inc. .......................        732,600
                                                                  -----------
                                                                    3,403,840
                                                                  -----------

             FINANCE - INSURANCE -- 3.1%
   36,000      Arthur J. Gallagher & Co. .....................        912,240
                                                                  -----------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS -- 94.1% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------
             FINANCE - SERVICES -- 2.1%
    3,000      Student Loan Corporation (The) ................    $   606,000
                                                                  -----------

             HEALTHCARE -- 6.2%
   17,000      Beckman Coulter, Inc. .........................        944,350
   19,000      Manor Care, Inc. ..............................        891,480
                                                                  -----------
                                                                    1,835,830
                                                                  -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 17.0%
    8,000      Caterpillar Inc. ..............................        595,840
   14,000      Dover Corporation .............................        692,020
    7,000      Emerson Electric Co. ..........................        586,670
   15,000      Graco, Inc. ...................................        689,700
    8,000      Johnson Controls, Inc. ........................        657,760
   48,000      RPM International Inc. ........................        864,000
   20,000      Stanley Works (The) ...........................        944,400
                                                                  -----------
                                                                    5,030,390
                                                                  -----------

             TECHNOLOGY -- 0.7%
    3,500      Alltel Corporation ............................        223,405
                                                                  -----------

             UTILITIES -- 3.1%
   22,000      FPL Group, Inc. ...............................        910,360
                                                                  -----------

               TOTAL COMMON STOCKS (Cost $26,358,004) ........  $  27,804,560
                                                                  -----------


================================================================================
   SHARES    CASH EQUIVALENTS -- 4.7%                             MARKET VALUE
--------------------------------------------------------------------------------
  703,969      Federated Treasury Obligations Money Market Fund   $   703,969
  696,330      Federated Government Obligations Money Market Fund     696,330
                                                                  -----------
               TOTAL CASH EQUIVALENTS (Cost $1,400,299) ......    $ 1,400,299
                                                                  -----------

             TOTAL INVESTMENTS AT MARKET VALUE -- 98.8%
             (Cost $27,758,303) ..............................   $ 29,204,859

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2% ...        344,909
                                                                  -----------

             NET ASSETS -- 100.0% ............................   $ 29,549,768
                                                                  ===========


See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

The Ave Maria Opportunity Fund (formerly the Ave Maria Small Cap Fund) was launched on May 1, 2006. Through June 30, 2006, the Fund was down .6%, while the Russell 2000 Index declined 4.6% during the same period. This relative out-performance was due to the Fund's large uninvested cash position, a takeover of one of the Fund's largest holdings at a nice premium to our cost, and a carefully constructed portfolio of smaller capitalization value stocks.

The investment philosophy of the Ave Maria Opportunity Fund is to utilize fundamental security analysis to identify and purchase shares of primarily small-cap companies with significant long-term appreciation potential. Ideal portfolio holdings have superior operating fundamentals, proprietary products or services with enduring competitive advantages, low debt, above-average growth prospects, and shareholder-focused managements and boards. We believe that a sound balance sheet is vital, as it affords the luxury of controlling one's destiny during an economic downturn. Most importantly, when we invest in a company, the stock price must be at a discount to its intrinsic value. This is the essence of value investing and it requires contrarian thinking to execute properly, because popular stocks don't sell at bargain prices. Popular stocks have high prices with high expectations. Often times a slight misstep by those companies can result in a severe downward adjustment in their share prices. In order to minimize these occurrences, the Fund attempts to buy stocks that are already depressed, which by definition have lower risks associated with them. Buying low affords the Fund the opportunity to hopefully generate substantial future gains.

No effort is made to capitalize on the stock market's near-term price movements. Short-term stock movements result from changes in investors' psychology and unpredictable events. Therefore, the Fund makes long-term commitments, typically with a 3 to 5 year time horizon. As Warren Buffett says, "Time is your friend if you own a great business, and my favorite holding period is forever."

One Fund investment which has been sold already is Fargo Electronics, Inc., a manufacturer of security identification cards and software. Shortly after the Fund started, we bought 23,500 shares of Fargo at $17, which represented 2.5% of the portfolio. Shortly after that, Fargo agreed to be acquired by a Sweden-based competitor for $25.50 in cash. As the stock price jumped close to the all-cash takeover price, the entire position was liquidated, locking in a nice gain for shareholders.

Since early May, small-cap stocks have been thrashed. The Russell 2000 Index has fallen 13% from its all-time high reached on May 5, 2006. With most stock prices cheaper, the sell-off has allowed the Fund to acquire additional shares of companies we like at even more attractive prices.

Thank you for your interest and investment in the Ave Maria Opportunity Fund.

With best regards,

/s/ Timothy S. Schwartz

Timothy S. Schwartz
Portfolio Manager

AVE MARIA OPPORTUNITY FUND
TEN LARGEST EQUITY HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES      COMPANY                                           MARKET VALUE
--------------------------------------------------------------------------------
   15,000      Kinetic Concepts, Inc. ...........................   $  662,250
   19,000      Zebra Technologies Corporation - Class A .........      649,040
   17,500      Chattem, Inc. ....................................      531,475
   35,000      Gentex Corporation ...............................      490,000
   20,000      Stanley Furniture Company, Inc. ..................      479,400
   17,500      Zale Corporation .................................      421,575
   25,000      Craftmade International, Inc. ....................      418,750
    2,000      Student Loan Corporation (The) ...................      404,000
    8,000      Thor Industries, Inc. ............................      387,600
   10,000      RC2 Corporation ..................................      386,600




ASSET ALLOCATION (UNAUDITED)
================================================================================
   SECTOR                                                 % OF NET ASSETS
   ------                                                 ---------------
   Aerospace & Defense ...................................       1.5%
   Building Materials & Construction .....................       4.0%
   Business Services .....................................       4.5%
   Consumer - Durables ...................................      16.8%
   Consumer - Nondurables ................................      10.6%
   Consumer - Retail .....................................       5.3%
   Energy & Mining .......................................       3.2%
   Finance ...............................................      13.5%
   Healthcare ............................................      10.0%
   Industrial Products & Services ........................       4.3%
   Technology ............................................       7.5%
   Utilities .............................................       0.4%

   Cash Equivalents, Other Assets and Liabilities ........      18.4%
                                                              -------
                                                               100.0%
                                                              =======

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 81.6%                              MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.5%
    6,000      Mine Safety Appliances Company ................    $   241,200
                                                                  -----------

             BUILDING MATERIALS & CONSTRUCTION -- 4.0%
   10,000      American Woodmark Corporation .................        350,400
   10,000      Pulte Homes, Inc. .............................        287,900
                                                                  -----------
                                                                      638,300
                                                                  -----------

             BUSINESS SERVICES -- 4.5%
    5,000      Diebold, Incorporated .........................        203,100
   20,000      ServiceMaster Company (The) ...................        206,600
   10,000      Superior Uniform Group, Inc. ..................        131,000
   50,000      TVI Corporation * .............................        176,500
                                                                  -----------
                                                                      717,200
                                                                  -----------

             CONSUMER - DURABLES -- 16.8%
   25,000      Craftmade International, Inc. .................        418,750
   35,000      Gentex Corporation ............................        490,000
   12,500      Leggett & Platt, Inc. .........................        312,250
   15,000      Marine Products Corporation ...................        145,950
    5,000      Polaris Industries, Inc. ......................        216,500
   20,000      Stanley Furniture Company, Inc. ...............        479,400
    5,000      Strattec Security Corporation * ...............        249,050
    8,000      Thor Industries, Inc. .........................        387,600
                                                                  -----------
                                                                    2,699,500
                                                                  -----------

             CONSUMER - NONDURABLES -- 10.6%
   10,000      ACCO Brands Corporation * .....................        219,000
   10,000      Acme United Corporation .......................        146,400
   17,500      Chattem, Inc. * ...............................        531,475
   15,000      Lifetime Brands, Inc. .........................        325,050
   10,000      Prestige Brands Holdings, Inc. * ..............         99,700
   10,000      RC2 Corporation * .............................        386,600
                                                                  -----------
                                                                    1,708,225
                                                                  -----------

             CONSUMER - RETAIL -- 5.3%
   10,000      Dollar Tree Stores, Inc. * ....................        265,000
    7,000      Hibbett Sporting Goods, Inc. * ................        167,300
   17,500      Zale Corporation * ............................        421,575
                                                                  -----------
                                                                      853,875
                                                                  -----------

             ENERGY & MINING -- 3.2%
   32,500      Input/Output, Inc. * ..........................        307,125
    3,000      Patterson-UTI Energy, Inc. ....................         84,930
    4,000      Southwestern Energy Company * .................        124,640
                                                                  -----------
                                                                      516,695
                                                                  -----------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 81.6% (CONTINUED)                   MARKET VALUE
--------------------------------------------------------------------------------

             FINANCE - BANKS & THRIFTS -- 4.5%
   10,000      Century Bancorp, Inc. - Class A ...............    $   245,000
   10,000      TCF Financial Corporation .....................        264,500
    6,000      United Bankshares, Inc. .......................        219,780
                                                                  -----------
                                                                      729,280
                                                                  -----------

             FINANCE - INSURANCE -- 6.5%
   12,000      Arthur J. Gallagher & Co. .....................        304,080
    5,000      Fremont Michigan InsuraCorp, Inc. - Class A *..        187,500
   45,000      Meadowbrook Insurance Group, Inc. * ...........        374,400
    3,200      Unico American Corporation * ..................         34,208
    5,000      United Fire & Casualty Company ................        150,650
                                                                  -----------
                                                                    1,050,838
                                                                  -----------

             FINANCE - SERVICES -- 2.5%
    2,000      Student Loan Corporation (The) ................        404,000
                                                                  -----------

             HEALTHCARE -- 10.0%
    5,000      Beckman Coulter, Inc. .........................        277,750
   15,000      Kinetic Concepts, Inc. * ......................        662,250
    6,500      Lincare Holdings Inc. * .......................        245,960
    2,000      Manor Care, Inc. ..............................         93,840
    5,000      Stryker Corporation ...........................        210,550
    2,500      Waters Corporation * ..........................        111,000
                                                                  -----------
                                                                    1,601,350
                                                                  -----------

             INDUSTRIAL PRODUCTS & SERVICES -- 4.3%
    1,000      Balchem Corporation ...........................         22,500
    5,000      Graco, Inc. ...................................        229,900
    7,500      Matthews International Corporation - Class A ..        258,525
    7,500      RPM International Inc. ........................        135,000
    2,500      Sun Hydraulics Corporation ....................         51,950
                                                                  -----------
                                                                      697,875
                                                                  -----------

             TECHNOLOGY -- 7.5%
   15,000      ADTRAN, Inc. ..................................        336,450
    3,500      Stratasys, Inc. * .............................        103,110
   41,449      Yak Communications, Inc. * ....................        123,103
   19,000      Zebra Technologies Corporation - Class A * ....        649,040
                                                                  -----------
                                                                    1,211,703
                                                                  -----------

             UTILITIES -- 0.4%
   10,000      SEMCO Energy, Inc. * ..........................         55,600
                                                                  -----------

             TOTAL COMMON STOCKS (Cost $13,408,524) ..........   $ 13,125,641
                                                                  -----------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     CASH EQUIVALENTS -- 9.9%                             MARKET VALUE
--------------------------------------------------------------------------------
  796,580      Federated Treasury Obligations Money Market Fund    $  796,580
  796,580      Federated Government Obligations Money Market Fund     796,580
                                                                  -----------
             TOTAL CASH EQUIVALENTS (Cost $1,593,160) ........    $ 1,593,160
                                                                  -----------


================================================================================
   FACE
  AMOUNT     REPURCHASE AGREEMENTS (1) -- 8.7%                    MARKET VALUE
--------------------------------------------------------------------------------
$ 1,401,170    U.S. Bank N.A., 3.750%, dated 06/30/06, due 07/03/06
                repurchase proceeds: $1,401,330 (Cost $1,401,170) $ 1,401,170
                                                                  -----------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.2%
               (Cost $16,402,854) ............................  $  16,119,971

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) .       ( 38,167)
                                                                  -----------
             NET ASSETS -- 100.0% ............................  $  16,081,804
                                                                  ===========


*  Non-income producing security.

(1) Repurchase agreement is fully collateralized by $694,794 FGCI, Series G11649, 4.500%, due 02/01/20 and $706,376 FHLMC, Series 781652, 4.609%, due
     06/01/34. The aggregate market value of the collateral at June 30, 2006 was $1,429,436.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

The Fed continued to raise the target Fed Funds rate during the first six months of 2006, raising that rate four times from 4.25% to 5.25%, so that at June 30th the yield curve was essentially flat.

Rising interest rates have the effect of depressing bond prices, offsetting coupon income. For the six months ended June 30, the total return of the Ave Maria Bond Fund (Retail class) was +.3%. The Lehman Brothers Intermediate Government/Credit Index had a total return of -.2% for the same period. The Fund has a shorter average maturity than the Index and was aided by a 15% equity position as of June 30, 2006.

Since June of 2004, the Federal Reserve Board has raised the Fed Funds rate from 1.0% to 5.25% in 17 increments of 25 basis points. This is the longest streak of rate increases since the 1970's. The yield on the ten-year Treasury hit a cyclical low in June of 2005 at 3.9% and has subsequently risen to 5.2%. The effect of these interest rate increases on bond prices has been, in a word, depressing. Bond prices are significantly lower than they were a year ago, with bond yields significantly higher. That makes bonds a more attractive investment now. Too often investors are backward looking in their evaluation of investments. The poor investment returns on bonds of the last couple of years say nothing about future returns other than that on balance, bonds are a more attractive purchase now.

With respect to the equity investments in the portfolio, we continue to focus on stocks that offer prospects for price appreciation and regular dividend increases. Of the fifteen stocks held in the portfolio at June 30th, nine increased their dividend during the first six months of the year. The common stock of Exelon Corp. was sold because the company started offering non-marital partner benefits to employees. Positions in Duke Energy Corporation and The ServiceMaster Company were initiated during the period.

It appears that the U.S. economy is slowing in response to the Fed's sustained application of the monetary brakes. This is particularly evident in the residential real estate market. We expect economic growth to slow further in late 2006, which will allow the Fed to end its rate-raising activities, setting up a more positive environment for bonds. With credit spreads still tight, we continue to stress high credit quality in selecting the fixed income instruments for the portfolio. As the economy slows, credit spreads are expected to widen, creating better buying opportunities in corporate bonds.

We appreciate your participation in this Fund.

With best regards,

/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================
 PAR VALUE    HOLDING                                             MARKET VALUE
--------------------------------------------------------------------------------
$  5,000,000  U.S. Treasury Note, 3.750%, due 05/15/08 .......     $4,873,635
   3,500,000  U.S. Treasury Note, 4.125%, due 05/15/15 .......      3,249,943
   3,000,000  U.S. Treasury Note, 3.000%, due 11/15/07 .......      2,912,694
   3,000,000  U.S. Treasury Note, 2.625%, due 05/15/08 .......      2,864,649
   2,000,000  U.S. Treasury Note, 3.750%, due 03/31/07 .......      1,977,500
   2,000,000  U.S. Treasury Note, 3.375%, due 02/15/08 .......      1,943,906
   2,000,000  U.S. Treasury Note, 4.375%, due 08/15/12 .......      1,923,906
   1,500,000  U.S. Treasury Note, 4.250%, due 10/15/10 .......      1,451,718
   1,228,310  U.S. Treasury Inflation-Protection Note,
               3.875%, due 01/15/09 ..........................      1,272,260
   1,000,000  Regions Financial Corporation, 7.000%,
               due 03/01/11 ..................................      1,052,770



ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                              % OF NET ASSETS
                                                              ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries ..............................................     54.1%
U.S. Government Agencies .....................................      8.6%

CORPORATE BONDS
SECTOR
------
Consumer Products ............................................      3.7%
Finance ......................................................      5.9%
Industrials ..................................................      6.0%
Utilities ....................................................      2.0%

COMMON STOCKS
SECTOR
------
Business Services ............................................      0.8%
Consumer - Durables ..........................................      2.4%
Energy & Mining ..............................................      1.5%
Finance ......................................................      4.1%
Industrial Products & Services ...............................      1.2%
Real Estate ..................................................      1.6%
Utilities ....................................................      3.6%

Cash Equivalents, Other Assets and Liabilities ...............      4.5%
                                                                 -------
                                                                  100.0%
                                                                 =======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
              U.S. GOVERNMENT AND
  PAR VALUE   AGENCY OBLIGATIONS -- 62.7%                         MARKET VALUE
--------------------------------------------------------------------------------
              U.S. TREASURIES -- 54.1%
$ 1,000,000    U.S. Treasury Note, 3.375%, due 02/28/07 ......   $    987,617
  2,000,000    U.S. Treasury Note, 3.750%, due 03/31/07 ......      1,977,500
  3,000,000    U.S. Treasury Note, 3.000%, due 11/15/07 ......      2,912,694
  1,000,000    U.S. Treasury Note, 3.000%, due 02/15/08 ......        966,211
  2,000,000    U.S. Treasury Note, 3.375%, due 02/15/08 ......      1,943,906
  3,000,000    U.S. Treasury Note, 2.625%, due 05/15/08 ......      2,864,649
  5,000,000    U.S. Treasury Note, 3.750%, due 05/15/08 ......      4,873,635
  1,228,310    U.S. Treasury Inflation-Protection Note,
                3.875%, due 01/15/09 .........................      1,272,260
  1,000,000    U.S. Treasury Note, 3.000%, due 02/15/09 ......        947,969
  1,000,000    U.S. Treasury Note, 3.375%, due 10/15/09 ......        947,969
  1,500,000    U.S. Treasury Note, 4.250%, due 10/15/10 ......      1,451,718
  2,000,000    U.S. Treasury Note, 4.375%, due 08/15/12 ......      1,923,906
  1,000,000    U.S. Treasury Note, 4.000%, due 02/15/14 ......        928,984
  3,500,000    U.S. Treasury Note, 4.125%, due 05/15/15 ......      3,249,943
                                                                 ------------
                                                                   27,248,961
                                                                 ------------

              U.S. GOVERNMENT AGENCIES -- 8.6%
  1,000,000    Federal Farm Credit Bank, 4.480%, due 08/24/12         949,108
  1,000,000    Federal Farm Credit Bank, 4.600%, due 12/27/12         953,812
    500,000    Federal Home Loan Bank, 3.375%, due 07/21/08 ..        479,967
  1,000,000    Federal Home Loan Bank, 4.375%, due 02/04/10 ..        964,565
  1,000,000    Federal Home Loan Bank, 5.000%, due 09/01/10 ..        982,191
                                                                 ------------
                                                                    4,329,643
                                                                 ------------
              TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $32,586,413) .........   $ 31,578,604
                                                                 ------------


================================================================================
  PAR VALUE   CORPORATE BONDS -- 17.6%                            MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER PRODUCTS -- 3.7%
$ 1,000,000    Harley-Davidson, Inc. - 144A, 3.625%,
                due 12/15/08 .................................   $    954,336
  1,000,000    Leggett & Platt, Inc., 4.650%, due 11/15/14 ...        914,668
                                                                 ------------
                                                                    1,869,004
                                                                 ------------
              FINANCE -- 5.9%
  1,000,000    Caterpillar Financial Services Corporation,
                4.750%, due 02/17/15 .........................        925,710
  1,000,000    Marshall & Ilsley Bank, 5.250%, due 09/04/12 ..        976,534
  1,000,000    Regions Financial Corporation, 7.000%,
                due 03/01/11 .................................      1,052,770
                                                                 ------------
                                                                    2,955,014
                                                                 ------------
              INDUSTRIALS -- 6.0%
  1,000,000    Alcoa, Inc., 6.000%, due 01/15/12 .............      1,006,761
  1,000,000    Johnson Controls, Inc., 5.250%, due 01/15/11 ..        974,495
  1,000,000    United Technologies Corporation, 6.350%,
                due 03/01/11 .................................      1,023,687
                                                                 ------------
                                                                    3,004,943
                                                                 ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE   CORPORATE BONDS -- 17.6% (CONTINUED)                MARKET VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 2.0%
$ 1,000,000    Southern Power Company, 6.250%, due 07/15/12 ..   $  1,007,997
                                                                 ------------

              TOTAL CORPORATE BONDS (Cost $9,266,502) ........   $  8,836,958
                                                                 ------------

================================================================================
     SHARES   COMMON STOCKS -- 15.2%                              MARKET VALUE
--------------------------------------------------------------------------------
              BUSINESS SERVICES -- 0.8%
     37,000    ServiceMaster Company (The) ...................      $ 382,210
                                                                 ------------

              CONSUMER - DURABLES -- 2.4%
     20,000    Leggett & Platt, Inc. .........................        499,600
     27,000    Newell Rubbermaid Inc. ........................        697,410
                                                                 ------------
                                                                    1,197,010
                                                                 ------------
              ENERGY & MINING -- 1.5%
     14,000    Duke Energy Corporation .......................        411,180
     10,000    National Fuel Gas Company .....................        351,400
                                                                 ------------
                                                                      762,580
                                                                 ------------
              FINANCE - BANKS & THRIFTS -- 3.0%
     15,000    BB&T Corporation ..............................        623,850
     15,000    Huntington Bancshares Incorporated ............        353,700
     15,000    National City Corporation .....................        542,850
                                                                 ------------
                                                                    1,520,400
                                                                 ------------
              FINANCE - INSURANCE -- 1.1%
     22,000    Arthur J. Gallagher & Co. .....................        557,480
                                                                 ------------

              INDUSTRIAL PRODUCTS & SERVICES -- 1.2%
     35,000    RPM International Inc. ........................        630,000
                                                                 ------------

              REAL ESTATE -- 1.6%
     12,000    Duke Realty Corporation .......................        421,800
     10,000    Washington Real Estate Investment Trust .......        367,000
                                                                 ------------
                                                                      788,800
                                                                 ------------
              UTILITIES -- 3.6%
     15,000    FPL Group, Inc. ...............................        620,700
     16,000    Pinnacle West Capital Corporation .............        638,560
     18,000    Southern Company ..............................        576,900
                                                                 ------------
                                                                    1,836,160
                                                                 ------------


              TOTAL COMMON STOCKS (Cost $7,221,205) ..........   $  7,674,640
                                                                 ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   CASH EQUIVALENTS -- 3.8%                            MARKET VALUE
--------------------------------------------------------------------------------
    604,113    Federated Treasury Obligations Money Market Fund  $    604,113
  1,306,226    Federated Government Obligations Money Market Fund   1,306,226
                                                                 ------------
              TOTAL CASH EQUIVALENTS (Cost $1,910,339) .......   $  1,910,339
                                                                 ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 99.3%
              (Cost $50,984,459) .............................   $ 50,000,541

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7% ..        371,162
                                                                 ------------

              NET ASSETS -- 100.0% ...........................   $ 50,371,703
                                                                 ============


See notes to financial statements.


AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
===================================================================================================================================
                                                  AVE MARIA         AVE MARIA       AVE MARIA           AVE MARIA
                                                   CATHOLIC           GROWTH          RISING           OPPORTUNITY     AVE MARIA
                                                 VALUES FUND           FUND        DIVIDEND FUND          FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
 At amortized cost ...........................  $ 207,509,565      $ 64,817,868     $ 27,758,303       $ 16,402,854    $ 50,984,459
                                                =============      ============     ============       ============    ============
 At market value (Note 1) ....................  $ 235,544,134      $ 73,149,197     $ 29,204,859       $ 16,119,971    $ 50,000,541
Receivable for investment securities sold ....      5,334,007              --            891,536               --              --
Receivable for capital shares sold ...........        289,555           112,741           41,967              5,847           4,449
Receivable from Adviser (Note 2) .............           --                --               --                 --             4,573
Dividends and interest receivable ............        206,430            42,302           38,641             16,502         482,240
Other assets .................................         22,056            15,401           13,405             19,200          15,618
                                                -------------      ------------     ------------       ------------    ------------
    TOTAL ASSETS .............................    241,396,182        73,319,641       30,190,408         16,161,520      50,507,421
                                                -------------      ------------     ------------       ------------    ------------

LIABILITIES
Dividends payable ............................           --                --             42,479               --           108,481
Payable for investment securities purchased ..      2,187,985           731,826          545,246             56,931            --
Payable for capital shares redeemed ..........        104,548             1,920              385               --             7,496
Payable to Adviser (Note 2) ..................        580,975           145,303           40,991             14,445            --
Payable to affiliate (Note 2) ................         29,600             8,700            4,000              4,000           4,300
Accrued distribution fees (Note 2) ...........         78,386            21,753             --                 --             5,413
Other accrued expenses .......................         29,824            11,764            7,539              4,340          10,028
                                                -------------      ------------     ------------       ------------    ------------
    TOTAL LIABILITIES ........................      3,011,318           921,266          640,640             79,716         135,718
                                                -------------      ------------     ------------       ------------    ------------
NET ASSETS ...................................  $ 238,384,864      $ 72,398,375     $ 29,549,768       $ 16,081,804    $ 50,371,703
                                                =============      ============     ============       ============    ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................  $ 199,332,773      $ 63,825,414     $ 27,584,312       $ 16,168,375    $ 51,182,141
Accumulated net investment income/(loss) .....       (439,138)         (108,468)          20,332             28,537             239
Accumulated net realized gains
 from security transactions ..................     11,456,660           350,100          498,568            167,775         173,242
Net unrealized appreciation/(depreciation)
 on investments ..............................     28,034,569         8,331,329        1,446,556           (282,883)       (983,919)
                                                -------------      ------------     ------------       ------------    ------------
NET ASSETS ...................................  $ 238,384,864      $ 72,398,375     $ 29,549,768       $ 16,081,804    $ 50,371,703
                                                =============      ============     ============       ============    ============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ..............................     15,014,243         4,385,715        2,637,288          1,617,508
                                                =============      ============     ============       ============

Net asset value, offering price and redemption
 price per share (Note 1) (a) ................  $       15.88      $      16.51     $      11.20        $      9.94
                                                =============      ============     ============       ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......                                                                        $  30,734,522
                                                                                                                      =============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ..............................                                                                            3,087,345
                                                                                                                      =============

Net asset value, offering price and redemption
 price per share (Note 1) ....................                                                                        $        9.96
                                                                                                                      =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ......                                                                        $  19,637,181
                                                                                                                      =============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ..............................                                                                            1,974,923
                                                                                                                      =============

Net asset value, offering price and redemption
 price per share (Note 1) (a) ................                                                                                 9.94
                                                                                                                      =============

(a) Except with respect to the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and Class I shares of the Ave Maria Bond Fund, redemption price will vary if subject to contingent deferred sales charge (Note 1).


See notes to financial statements.


AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006(a)
===================================================================================================================================
                                                  AVE MARIA         AVE MARIA       AVE MARIA           AVE MARIA
                                                   CATHOLIC           GROWTH          RISING           OPPORTUNITY     AVE MARIA
                                                 VALUES FUND           FUND        DIVIDEND FUND          FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend ....................................   $  1,293,196      $    375,657     $    300,431       $     26,798    $    173,280
 Interest ....................................        132,577            22,258           22,961             33,404         958,447
                                                -------------      ------------     ------------       ------------    ------------
    Total Income .............................      1,425,773           397,915          323,392             60,202       1,131,727
                                                -------------      ------------     ------------       ------------    ------------
EXPENSES
 Investment advisory fees (Note 2) ...........      1,243,275           337,589          103,894             25,332          86,067
 Distribution fees (Note 2) ..................        310,818            84,397             --                 --              --
 Distribution fees - Class R (Note 2) ........           --                --               --                 --            22,523
 Administration, accounting and
    transfer agent fees (Note 2) .............        187,411            50,883           24,000              8,000          28,786
 Postage and supplies ........................         47,827            23,814           12,635                736          15,127
 Legal and audit fees ........................         27,560            21,290           18,919              3,907          20,525
 Registration fees - Common ..................         15,665            10,300           13,575              1,686           3,814
 Registration fees - Class I .................           --                --               --                 --               588
 Registration fees - Class R .................           --                --               --                 --             5,208
 Trustees' fees and expenses .................         11,456            11,456           11,456               --            11,456
 Custodian fees ..............................         12,243             4,999            3,822              2,000           3,839
 Insurance expense ...........................         10,749             3,260            1,369               --             3,564
 Compliance service fees .....................         10,512             2,963            1,292                221           2,520
 Reports to shareholders .....................          6,752             3,223            1,136                221           1,264
 Advisory board fees and expenses ............          2,750             2,750            2,750               --             2,750
 Other expenses ..............................         13,791             4,534            2,958                450           5,644
                                                -------------      ------------     ------------       ------------    ------------
    TOTAL EXPENSES ...........................      1,900,809           561,458          197,806             42,553         213,675
Less fees waived and/or expenses reimbursed
   by the Adviser (Note 2):
   Common ....................................        (35,898)          (55,075)         (24,650)           (10,888)        (99,573)
   Class I ...................................                                                                                 (588)
   Class R ...................................                                                                                 (419)
                                                -------------      ------------     ------------       ------------    ------------
   NET EXPENSES ..............................      1,864,911           506,383          173,156             31,665         113,095
                                                -------------      ------------     ------------       ------------    ------------

NET INVESTMENT INCOME/(LOSS) .................       (439,138)         (108,468)         150,236             28,537       1,018,632
                                                -------------      ------------     ------------       ------------    ------------

REALIZED AND UNREALIZED GAINS/
 (LOSSES) ON INVESTMENTS
 Net realized gains from security transactions     12,356,273           350,100          498,568            167,775         173,242
 Net realized gains from in-kind
    redemptions (Note 1) .....................     13,444,552         2,014,638          600,539               --              --
 Net change in unrealized appreciation/
    (depreciation) on investments ............    (11,770,028)        4,200,528          376,023           (282,883)       (953,690)
                                                -------------      ------------     ------------       ------------    ------------

NET REALIZED AND UNREALIZED
 GAINS/(LOSSES) ON INVESTMENTS ...............     14,030,797         6,565,266        1,475,130           (115,108)       (780,448)
                                                -------------      ------------     ------------       ------------    ------------

NET INCREASE/(DECREASE) IN NET
 ASSETS FROM OPERATIONS ......................   $ 13,591,659      $  6,456,798     $  1,625,366        $ ( 86,571)    $    238,184
                                                =============      ============     ============       ============    ============


(a) Except for the Ave Maria Opportunity Fund, which represents the period from the commencement of operations (May 1, 2006) through June 30, 2006.

See notes to financial statements.


AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                       SIX MONTHS        YEAR
                                                                          ENDED          ENDED
                                                                      JUNE 30, 2006   DECEMBER 31,
                                                                       (UNAUDITED)       2005
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment loss ...............................................   $ ( 439,138)  $   (675,749)
 Net realized gains from security transactions .....................    12,356,273      6,419,904
 Net realized gains from in-kind redemptions (Note 1) ..............    13,444,552     25,684,514
 Net change in unrealized appreciation/(depreciation)
  on investments ...................................................   (11,770,028)   (18,517,281)
                                                                       -----------   ------------
Net increase in net assets from operations .........................    13,591,659     12,911,388
                                                                       -----------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
 From net realized gains on investments ............................          --       (6,556,047)
                                                                       -----------   ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .........................................    28,277,901     71,427,677
 Reinvestment of distributions to shareholders .....................          --        4,811,260
 Payments for shares redeemed ......................................   (49,859,808)   (84,289,471)
                                                                       -----------   ------------
Net decrease in net assets from capital share transactions .........   (21,581,907)    (8,050,534)
                                                                       -----------   ------------

TOTAL DECREASE IN NET ASSETS .......................................    (7,990,248)    (1,695,193)

NET ASSETS
 Beginning of period ...............................................   246,375,112    248,070,305
                                                                       -----------   ------------
 End of period ..................................................... $ 238,384,864  $ 246,375,112
                                                                     =============  =============


ACCUMULATED NET INVESTMENT LOSS .................................... $   ( 439,138) $        --
                                                                     =============  =============


SUMMARY OF CAPITAL SHARE ACTIVITY
 Shares sold .......................................................     1,774,761      4,855,617
 Shares issued in reinvestment of distributions
  to shareholders ..................................................          --          316,942
 Shares redeemed ...................................................    (3,117,386)    (5,785,549)
                                                                       -----------   ------------
 Net decrease in shares outstanding ................................    (1,342,625)      (612,990)
 Shares outstanding, beginning of period ...........................    16,356,868     16,969,858
                                                                       -----------   ------------
 Shares outstanding, end of period .................................    15,014,243     16,356,868
                                                                     =============  =============

See notes to financial statements.


                                       27

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                       SIX MONTHS        YEAR
                                                                          ENDED          ENDED
                                                                      JUNE 30, 2006   DECEMBER 31,
                                                                       (UNAUDITED)       2005
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment loss ...............................................   $  (108,468)   $  (197,932)
 Net realized gains from security transactions .....................       350,100        195,655
 Net realized gains from in-kind redemptions (Note 1) ..............     2,014,638      5,019,059
 Net change in unrealized appreciation/(depreciation)
  on investments ...................................................     4,200,528     (4,911,979)
                                                                       -----------   ------------
Net increase in net assets from operations .........................     6,456,798        104,803
                                                                       -----------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
 From net realized gains on investments ............................          --         (170,748)
                                                                       -----------   ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .........................................    13,264,704     33,341,319
 Reinvestment of distributions to shareholders .....................          --          145,383
 Payments for shares redeemed ......................................   (10,884,479)   (21,433,585)
                                                                       -----------   ------------
Net increase in net assets from capital share transactions .........     2,380,225     12,053,117
                                                                       -----------   ------------

TOTAL INCREASE IN NET ASSETS .......................................     8,837,023     11,987,172


NET ASSETS
 Beginning of period ...............................................    63,561,352     51,574,180
                                                                       -----------   ------------
 End of period ..................................................... $  72,398,375  $  63,561,352
                                                                     =============  =============


ACCUMULATED NET INVESTMENT LOSS .................................... $   ( 108,468) $        --
                                                                     =============  =============


SUMMARY OF CAPITAL SHARE ACTIVITY
 Shares sold .......................................................       826,012      2,275,713
 Shares issued in reinvestment of distributions
  to shareholders ..................................................          --            9,634
 Shares redeemed ...................................................      (677,239)    (1,488,490)
                                                                       -----------   ------------
 Net increase in shares outstanding ................................       148,773        796,857
 Shares outstanding, beginning of period ...........................     4,236,942      3,440,085
                                                                       -----------   ------------
 Shares outstanding, end of period .................................     4,385,715      4,236,942
                                                                     =============  =============


See notes to financial statements.







                                       28




AVE MARIA RISING DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                       SIX MONTHS        YEAR
                                                                          ENDED          ENDED
                                                                      JUNE 30, 2006   DECEMBER 31,
                                                                       (UNAUDITED)       2005(a)
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income .............................................   $   150,236    $   154,951
 Net realized gains from security transactions .....................       498,568          5,878
 Net realized gains from in-kind redemptions (Note 1) ..............       600,539           --
 Net change in unrealized appreciation/(depreciation)
  on investments ...................................................       376,023      1,070,533
                                                                       -----------   ------------
Net increase in net assets from operations .........................     1,625,366      1,231,362
                                                                       -----------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income ........................................      (129,904)      (155,062)
 From net realized gains on investments ............................          --           (5,912)
                                                                       -----------   ------------
Net decrease in net assets from distributions to shareholders ......      (129,904)      (160,974)
                                                                       -----------   ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .........................................     6,063,613     24,214,318
 Reinvestment of distributions to shareholders .....................        56,154        115,204
 Payments for shares redeemed ......................................    (3,308,072)      (157,299)
                                                                       -----------   ------------
Net increase in net assets from capital share transactions .........     2,811,695     24,172,223
                                                                       -----------   ------------


TOTAL INCREASE IN NET ASSETS .......................................     4,307,157     25,242,611

NET ASSETS
 Beginning of period ...............................................    25,242,611           --
                                                                       -----------   ------------
 End of period .....................................................  $ 29,549,768   $ 25,242,611
                                                                     =============  =============

ACCUMULATED NET INVESTMENT INCOME ..................................  $     20,332   $       --
                                                                     =============  =============


SUMMARY OF CAPITAL SHARE ACTIVITY
 Shares sold .......................................................       540,823      2,387,085
 Shares issued in reinvestment of distributions
  to shareholders ..................................................         5,001         11,154
 Shares redeemed ...................................................      (291,813)       (14,962)
                                                                       -----------   ------------
 Net increase in shares outstanding ................................       254,011      2,383,277
 Shares outstanding, beginning of period ...........................     2,383,277           --
                                                                       -----------   ------------
 Shares outstanding, end of period .................................     2,637,288      2,383,277
                                                                     =============  =============

(a) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2005.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2006 (a)
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income ..........................................  $    28,537
 Net realized gains from security transactions ..................      167,775
 Net change in unrealized appreciation/(depreciation)
  on investments ................................................     (282,883)
                                                                   -----------
Net decrease in net assets from operations ......................      (86,571)
                                                                   -----------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ......................................   16,169,456
 Payments for shares redeemed ...................................       (1,081)
                                                                   -----------
Net increase in net assets from capital share transactions ......   16,168,375
                                                                   -----------

TOTAL INCREASE IN NET ASSETS ....................................   16,081,804

NET ASSETS
 Beginning of period ............................................         --
                                                                   -----------
 End of period ..................................................  $16,081,804
                                                                   ===========


ACCUMULATED NET INVESTMENT INCOME ...............................  $    28,537
                                                                   ===========


SUMMARY OF CAPITAL SHARE ACTIVITY
 Shares sold ....................................................    1,617,617
 Shares redeemed ................................................         (109)
                                                                   -----------
 Net increase in shares outstanding .............................    1,617,508
 Shares outstanding, beginning of period ........................         --
                                                                   -----------
 Shares outstanding, end of period ..............................    1,617,508
                                                                   ===========


(a) Represents the period from the commencement of operations (May 1, 2006) through June 30, 2006.


See notes to financial statements.


AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                       SIX MONTHS        YEAR
                                                                          ENDED          ENDED
                                                                      JUNE 30, 2006   DECEMBER 31,
                                                                       (UNAUDITED)       2005
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income .............................................   $ 1,018,632    $ 1,792,490
 Net realized gains from security transactions .....................       173,242        277,837
 Net change in unrealized appreciation/(depreciation)
  on investments ...................................................      (953,690)      (954,305)
                                                                       -----------   ------------
Net increase in net assets from operations .........................       238,184      1,116,022
                                                                       -----------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class I ...............................      (705,645)    (1,391,917)
 From net investment income, Class R ...............................      (314,564)      (401,832)
 From net realized gains on investments, Class I ...................          --         (206,354)
 From net realized gains on investments, Class R ...................          --          (71,805)
                                                                       -----------   ------------
Net decrease in net assets from distributions to shareholders ......    (1,020,209)    (2,071,908)
                                                                       -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
 Proceeds from shares sold .........................................       135,000     15,155,714
 Reinvestment of distributions to shareholders .....................        12,310      1,255,136
 Payments for shares redeemed ......................................   (17,000,000)          (128)
                                                                       -----------   ------------
Net increase/(decrease) in net assets from Class I capital
 share transactions ................................................   (16,852,690)    16,410,722
                                                                       -----------   ------------
CLASS R
 Proceeds from shares sold .........................................     4,208,805     12,343,959
 Reinvestment of distributions to shareholders .....................       284,582        437,119
 Payments for shares redeemed ......................................    (1,440,640)    (2,230,831)
                                                                       -----------   ------------
Net increase in net assets from Class R capital share transactions .     3,052,747     10,550,247
                                                                       -----------   ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ............................   (14,581,968)    26,005,083

NET ASSETS
 Beginning of period ...............................................    64,953,671     38,948,588
                                                                       -----------   ------------
 End of period .....................................................  $ 50,371,703    $64,953,671
                                                                     =============  =============

UNDISTRIBUTED NET INVESTMENT INCOME ................................  $        239    $     1,957
                                                                     =============  =============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
 Shares sold .......................................................        13,478      1,487,398
 Shares issued in reinvestment of distributions to shareholders ....         1,229        123,286
 Shares redeemed ...................................................    (1,693,517)           (13)
                                                                       -----------   ------------
 Net increase/(decrease) in shares outstanding .....................    (1,678,810)     1,610,671
 Shares outstanding, beginning of period ...........................     4,766,155      3,155,484
                                                                       -----------   ------------
 Shares outstanding, end of period .................................     3,087,345      4,766,155
                                                                     =============  =============

CLASS R
 Shares sold .......................................................       420,192      1,215,210
 Shares issued in reinvestment of distributions to shareholders ....        28,455         43,058
 Shares redeemed ...................................................      (143,758)      (219,911)
                                                                       -----------   ------------
 Net increase in shares outstanding ................................       304,889      1,038,357
 Shares outstanding, beginning of period ...........................     1,670,034        631,677
                                                                       -----------   ------------
 Shares outstanding, end of period .................................     1,974,923      1,670,034
                                                                     =============  =============


See notes to financial statements.


AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================================================
                                                 SIX MONTHS        YEAR          YEAR         YEAR          YEAR         PERIOD
                                                    ENDED          ENDED         ENDED        ENDED         ENDED         ENDED
                                                JUNE 30, 2006   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 (UNAUDITED)       2005          2004          2003          2002         2001(a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......  $  15.06      $  14.62       $  12.75        $  9.47       $  10.50      $  10.00
                                                --------      --------       --------        -------       --------      --------

Income/(loss) from investment operations:
  Net investment income/(loss) ...............     (0.03)        (0.04)         (0.05)         (0.03)         (0.01)         0.02
  Net realized and unrealized gains/(losses)
    on investments ...........................      0.85          0.89           2.61           3.40          (1.02)         0.51
                                                --------      --------       --------        -------       --------      --------
Total from investment operations .............      0.82          0.85           2.56           3.37          (1.03)         0.53
                                                --------      --------       --------        -------       --------      --------

Less distributions:
  From net investment income .................        --            --             --             --             --        (0.02)
  From net realized gains on investments .....        --         (0.41)         (0.69)         (0.09)            --        (0.01)
  In excess of net realized gains
    on investments ...........................        --            --             --             --             --       ( 0.00)(b)
                                                --------      --------       --------        -------       --------      --------
Total distributions ..........................        --         (0.41)         (0.69)         (0.09)            --        (0.03)
                                                --------      --------       --------        -------       --------      --------

Net asset value at end of period .............  $  15.88      $  15.06       $  14.62       $  12.75        $  9.47      $  10.50
                                                ========      ========       ========       ========        =======      ========



Total return (c) .............................      5.4%(d)        5.8%          20.1%          35.6%         (9.8)%         5.3%(d)
                                                ========      ========       ========       ========        =======      ========


Ratios/Supplementary Data:
Net assets at end of period (000's) .......... $ 238,385     $ 246,375      $ 248,070      $ 144,956       $ 61,802      $ 23,953
                                                ========      ========       ========       ========        =======      ========

Ratio of net expenses to average
  net assets (e) .............................     1.50%(f)      1.50%          1.50%          1.50%          1.50%         1.50%(f)

Ratio of net investment income/(loss)
  to average net assets ......................   (0.35)%(f)      (0.28)%        (0.44)%        (0.28)%        (0.14)%       0.39%(f)

Portfolio turnover rate ......................       70%(f)         61%            34%            58%            86%          44%(f)

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b)  Amount  rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.53%(f), 1.51%, 1.52%, 1.56%, 1.69%, and 2.09%(f) for the periods ended June 30, 2006 and December 31, 2005, 2004, 2003, 2002, and 2001, respectively.

(f)  Annualized.


See notes to financial statements.


AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                    SIX MONTHS           YEAR          YEAR             PERIOD
                                                       ENDED             ENDED         ENDED             ENDED
                                                   JUNE 30, 2006      DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                    (UNAUDITED)          2005           2004             2003(a)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......      $   15.00         $   14.99        $   12.34       $   10.00
                                                    ---------         ---------        ---------       ---------

Income/(loss) from investment operations:
  Net investment loss ........................          (0.02)            (0.05)           (0.03)          (0.02)
  Net realized and unrealized gains on investments       1.53              0.10             2.68            2.36
                                                    ---------         ---------        ---------       ---------
Total from investment operations .............           1.51              0.05             2.65            2.34
                                                    ---------         ---------        ---------       ---------

Less distributions:
  From net investment income .................            --                --               --              --
  From net realized gains on investments .....            --              (0.04)             --              --
                                                    ---------         ---------        ---------       ---------
Total distributions ..........................            --              (0.04)             --              --
                                                    ---------         ---------        ---------       ---------

Net asset value at end of period .............      $   16.51         $   15.00        $   14.99       $   12.34
                                                    =========         =========        =========       =========


Total return (b) .............................          10.1%(c)           0.3%            21.5%           23.4%(c)
                                                    =========         =========        =========       =========

Ratios/Supplementary Data:
Net assets at end of period (000's) ..........      $  72,398         $  63,561        $  51,574       $  15,105
                                                    =========         =========        =========       =========


Ratio of net expenses to average net assets (d)         1.50%(e)            1.50%           1.50%          1.49%(e)

Ratio of net investment loss to average net assets    (0.32)%(e)          (0.34)%         (0.29)%        (0.36)%(e)

Portfolio turnover rate ......................            18%(e)              29%              3%              0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.66%(e), 1.64%, 1.79% and 2.61%(e) for the periods ended June 30, 2006 and December 31, 2005, 2004 and 2003, respectively.

(e)  Annualized.



See notes to financial statements.


AVE  MARIA  RISING  DIVIDEND  FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================
                                                                       SIX MONTHS        YEAR
                                                                          ENDED          ENDED
                                                                      JUNE 30, 2006   DECEMBER 31,
                                                                       (UNAUDITED)       2005(a)
---------------------------------------------------------------------------------------------------

Net asset value at beginning of period .............................   $     10.59    $     10.00
                                                                       -----------    -----------

Income from investment operations:
  Net investment income ............................................          0.06           0.08
  Net realized and unrealized gains on investments .................          0.60           0.59
                                                                       -----------    -----------
Total from investment operations ...................................          0.66           0.67
                                                                       -----------    -----------

Less distributions:
  From net investment income .......................................         (0.05)         (0.08)
  From net realized gains on investments ...........................            --        ( 0.00)(b)
                                                                       -----------    -----------
Total distributions ................................................         (0.05)         (0.08)
                                                                       -----------    -----------

Net asset value at end of period ...................................   $     11.20    $     10.59
                                                                       ===========    ===========


Total return (c) ...................................................          6.2%(d)        6.7%(d)
                                                                       ===========    ===========


Ratios/Supplementary Data:
Net assets at end of period (000's) ................................   $    29,550    $    25,243
                                                                       ===========    ===========


Ratio of net expenses to average net assets (e) ....................         1.25%(f)       1.24%(f)

Ratio of net investment income to average net assets ...............         1.08%(f)       1.19%(f)

Portfolio turnover rate ............................................           62%(f)         21%(f)

(a) Represents the period from the initial public offering (May 2, 2005) through December 31, 2005.

(b)  Amount  rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.43%(f) for each of the periods ended June 30, 2006 and December 31, 2005.

(f)  Annualized.


See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2006 (a)
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period .......................... $      10.00
                                                                  ------------

Income/(loss) from investment operations:
  Net investment income .........................................         0.02
  Net realized and unrealized losses on investments .............        (0.08)
                                                                  ------------
Total from investment operations ................................        (0.06)
                                                                  ------------

Less distributions:
  From net investment income ....................................          --
  From net realized gains on investments ........................          --
                                                                  ------------
Total distributions .............................................          --
                                                                  ------------

Net asset value at end of period ................................ $       9.94
                                                                  ============


Total return (b) ................................................      (0.6)%(c)
                                                                  ============


Ratios/Supplementary Data:
Net assets at end of period (000's) ............................. $     16,082
                                                                  ============


Ratio of net expenses to average net assets (d) .................       1.23%(e)

Ratio of net investment income to average net assets ............       1.11%(e)

Portfolio turnover rate .........................................         36%(e)


(a) Represents the period from the initial public offering (May 1, 2006) through June 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.65%(e) for the period ended June 30, 2006.

(e)  Annualized.


See notes to financial statements.


AVE  MARIA  BOND  FUND -  CLASS  I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                    SIX MONTHS           YEAR          YEAR             PERIOD
                                                       ENDED             ENDED         ENDED             ENDED
                                                   JUNE 30, 2006      DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                    (UNAUDITED)          2005           2004             2003(a)
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .......      $   10.10         $   10.29        $   10.09       $   10.00
                                                    ---------         ---------        ---------       ---------

Income/(loss) from investment operations:
  Net investment income ......................           0.19              0.33             0.28            0.16
  Net realized and unrealized gains/
    (losses) on investments ..................          (0.14)            (0.15)            0.27            0.10
                                                    ---------         ---------        ---------       ---------
Total from investment operations .............           0.05              0.18             0.55            0.26
                                                    ---------         ---------        ---------       ---------

Less distributions:
 From net investment income ..................          (0.19)            (0.33)           (0.28)          (0.16)
  From net realized gains on investments .....             --             (0.04)           (0.07)          (0.01)
                                                    ---------         ---------        ---------       ---------
Total distributions ..........................          (0.19)            (0.37)           (0.35)          (0.17)
                                                    ---------         ---------        ---------       ---------

Net asset value at end of period .............      $    9.96         $   10.10        $   10.29       $   10.09
                                                    =========         =========        =========       =========


Total return (b) .............................           0.5%(c)            1.8%             5.5%           2.6%(c)
                                                    =========         =========        =========       =========


Ratios/Supplementary Data:
Net assets at end of period (000's) ..........      $  30,735         $  48,115        $  32,458       $  30,773
                                                    =========         =========        =========       =========


Ratio of net expenses to average net assets(d)          0.30%(e)           0.30%            0.30%          0.30%(e)

Ratio of net investment income
 to average net assets .......................          3.65%(e)           3.32%            2.77%          2.36%(e)

Portfolio turnover rate ......................            15%(e)             22%              47%            50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.65%(e), 0.61%, 0.72% and 0.71%(e) for the periods ended June 30, 2006 and December 31, 2005, 2004 and 2003, respectively.

(e)  Annualized.


See notes to financial statements.


AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                    SIX MONTHS           YEAR          YEAR             PERIOD
                                                       ENDED             ENDED         ENDED             ENDED
                                                   JUNE 30, 2006      DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                    (UNAUDITED)          2005           2004             2003(a)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......      $   10.08         $   10.28        $   10.09       $   10.00
                                                    ---------         ---------        ---------       ---------

Income/(loss) from investment operations:
  Net investment income ......................           0.17              0.30             0.24            0.14
  Net realized and unrealized gains/
    (losses) on investments ..................          (0.14)            (0.16)            0.26            0.10
                                                    ---------         ---------        ---------       ---------
Total from investment operations .............           0.03              0.14             0.50            0.24
                                                    ---------         ---------        ---------       ---------

Less distributions:
  From net investment income .................          (0.17)            (0.30)           (0.24)          (0.14)
  From net realized gains on investments .....             --             (0.04)           (0.07)          (0.01)
                                                    ---------         ---------        ---------       ---------
Total distributions ..........................          (0.17)            (0.34)           (0.31)          (0.15)
                                                    ---------         ---------        ---------       ---------

Net asset value at end of period .............      $    9.94         $   10.08        $   10.28       $   10.09
                                                    =========         =========        =========       =========


Total return (b) .............................           0.3%(c)            1.4%             5.1%           2.4%(c)
                                                    =========         =========        =========       =========


Ratios/Supplementary Data:
Net assets at end of period (000's) ..........      $  19,637         $  16,839        $   6,491       $   1,502
                                                    =========         =========        =========       =========


Ratio of net expenses to average net assets (d)         0.60%(e)           0.61%            0.70%          0.69%(e)

Ratio of net investment income
  to average net assets ......................          3.35%(e)           3.01%            2.37%          1.96%(e)

Portfolio turnover rate ......................            15%(e)             22%              47%            50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.95%(e), 0.92%, 1.31% and 2.49%(e) for the periods ended June 30, 2006 and December 31, 2005, 2004 and 2003, respectively.

(e)  Annualized.


See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund (formerly the Ave Maria Small Cap Fund) and the Ave Maria Bond Fund (the "Funds") are each a diversified series of the Schwartz Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Ave Maria Opportunity Fund commenced the public offering of its shares on May 1, 2006. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do no violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Opportunity Fund is long-term capital appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Funds' Prospectus for information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a contingent deferred sales charge (CDSC) of 1.00% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class R bears the expenses of higher distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the CDSC described below;
(4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) Class I shares require an initial investment of $25 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share, except that shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and Class R shares of the Ave Maria Bond Fund may be subject to a 1% CDSC if redeemed within one year of their purchase. Shares are not subject to the CDSC if the shares are purchased either directly from the Funds or through a broker-dealer or other financial intermediary that does not receive any compensation in connection with such purchases.

The following is a summary of significant  accounting  policies  followed by the
Funds:

     (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

          The tax character of distributable earnings at June 30, 2006 was as follows:

===================================================================================================================================
                                                  AVE MARIA         AVE MARIA       AVE MARIA           AVE MARIA
                                                   CATHOLIC           GROWTH          RISING           OPPORTUNITY     AVE MARIA
                                                 VALUES FUND           FUND        DIVIDEND FUND          FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated ordinary income/(loss) ...........   $  ( 439,138)     $   (108,468)    $    395,608        $  196,312     $     7,778
Accumulated long-term gains ..................     12,347,170           350,100          123,292               --          173,242
Net unrealized appreciation/
 (depreciation) ..............................     27,144,059        8,33 1,329        1,446,556          (282,883)       (991,458)
                                                 ------------      ------------     ------------       ------------    ------------
Total distributable earnings/(deficit)........   $ 39,052,091      $  8,572,961     $  1,965,456        $ ( 86,571)    $ ( 810,438)
                                                 ============      ============     ============        ==========     ===========

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The following information is based upon the federal income tax cost of the investment securities as of June 30, 2006:

===================================================================================================================================
                                                  AVE MARIA         AVE MARIA       AVE MARIA           AVE MARIA
                                                   CATHOLIC           GROWTH          RISING           OPPORTUNITY     AVE MARIA
                                                 VALUES FUND           FUND        DIVIDEND FUND          FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ................  $  34,541,479      $ 10,620,302     $  2,233,193      $    316,076    $    667,307

Gross unrealized depreciation ................     (7,397,420)       (2,288,973)        (786,637)         (598,959)     (1,658,765)
                                                 ------------      ------------     ------------       ------------    ------------
Net unrealized appreciation/(depreciation) ...  $  27,144,059      $  8,331,329     $  1,446,556      $  ( 282,883)   $   (991,458)
                                                 ============      ============     ============        ==========     ===========
Federal income tax cost ......................  $ 208,400,075      $ 64,817,868     $ 27,758,303      $ 16,402,854    $ 50,991,998
                                                 ============      ============     ============        ==========     ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Bond Fund is due to certain timing differences in the recognition of the amortization of organizational costs. These "book/tax" differences are also temporary in nature.

During the six months ended June 30, 2006, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund realized $13,444,552, $2,014,638 and $600,539, respectively, of net capital gains resulting from in-kind redemptions - in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders.

For the six months ended June 30, 2006, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Rising Dividend Fund reclassified its net capital gains resulting from in-kind redemptions of $13,444,552, $2,014,638 and $600,539, respectively, against paid-in capital These reclassifications are reflected on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on securities sold are determined on a specific identification basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
(d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended June 30, 2006 and December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                    ORDINARY        LONG-TERM          TOTAL
PERIOD ENDED                         INCOME        CAPITAL GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------
AVE MARIA CATHOLIC VALUES FUND:
  June 30, 2006 ...............   $       --      $       --      $         --
  December 31, 2005 ...........   $       --      $  6,556,047    $   6,556,047

AVE MARIA GROWTH FUND:
  June 30, 2006 ...............   $       --      $       --      $         --
  December 31, 2005 ...........   $       --      $    170,748    $     170,748

AVE MARIA RISING DIVIDEND FUND:
  June 30, 2006 ...............   $    129,904    $       --      $     129,904
  December 31, 2005 ...........   $    160,974    $       --      $     160,974

AVE MARIA BOND FUND - CLASS I:
  June 30, 2006 ...............   $    705,645    $       --      $     705,645
  December 31, 2005 ...........   $  1,391,917    $    206,354    $   1,598,271

AVE MARIA BOND FUND - CLASS R:
  June 30, 2006 ...............   $    314,564    $       --      $     314,564
  December 31, 2005 ...........   $    401,832    $     71,805    $     473,637
--------------------------------------------------------------------------------

There were no distributions for the Ave Maria Opportunity Fund for the period ended June 30, 2006.

(e)  REPURCHASE  AGREEMENTS  - The Funds may enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of obligations issued or guaranteed by the U.S. Government or its agencies of instrumentalities as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

(f) ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
(g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

2.   INVESTMENT  ADVISORY  AGREEMENTS AND  TRANSACTIONS  WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of average daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund do not exceed 1.50% and 1.25%, respectively, until at least May 1, 2009. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Rising Dividend Fund do not exceed 1.25%, until at least May 1, 2008. For the period ended June 30, 2006, the Adviser waived investment advisory fees of $35,898 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $55,075 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $24,650 with respect to the Ave Maria Rising Dividend Fund; waived investment advisory fees of $10,888 with respect to the Ave Maria Opportunity Fund; and waived all of its investment advisory fees of $86,067 and reimbursed $14,513 of other operating expenses (including $13,506 of common expenses, $588 of Class I expenses and $419 of Class R expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
June 30, 2006, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ................................    $  108,773
Ave Maria Growth Fund .........................................    $  285,240
Ave Maria Rising Dividend Fund ................................    $   49,292
Ave Maria Opportunity Fund ....................................    $   10,888
Ave Maria Bond Fund ...........................................    $  498,253
--------------------------------------------------------------------------------

As of June 30, 2006, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------------------------------
                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2006           2007           2008           2009
--------------------------------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ...........     $  2,781       $ 36,934       $ 33,160       $ 35,898
Ave Maria Growth Fund ....................     $ 56,386       $ 93,231       $ 80,548       $ 55,075
Ave Maria Rising Dividend Fund ...........     $   --         $   --         $ 24,642       $ 24,650
Ave Maria Opportunity Fund ...............     $   --         $   --         $   --         $ 10,888
Ave Maria Bond Fund ......................     $ 72,586       $154,274       $170,813       $100,580
--------------------------------------------------------------------------------------------------------

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets, and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000. For the period ended June 30, 2006, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund paid $187,411, $50,883, $24,000, $8,000 and $28,786, respectively, to Ultimus for mutual fund services.

Pursuant to a Distribution Agreement between the Funds and the Distributor, the Distributor serves as the Funds' exclusive agent for the distribution of its shares. During the period ended June 30, 2006, the Distributor received $1,178, $2,007, and $565 in CDSC's on redemptions of shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the "Plan"), which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the period ended June 30, 2006, the total expenses incurred

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
================================================================================
pursuant to the Plan were $310,818, $84,397, and $22,523 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

3.   INVESTMENT TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

===================================================================================================================================
                                                  AVE MARIA         AVE MARIA       AVE MARIA           AVE MARIA
                                                   CATHOLIC           GROWTH          RISING           OPPORTUNITY     AVE MARIA
                                                 VALUES FUND           FUND        DIVIDEND FUND          FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

Purchases of investment securities ...........   $ 84,270,150      $  9,904,054     $ 10,219,337       $ 13,940,379    $  2,929,302
                                                 ============      ============     ============       ============    ============
Proceeds from sales of investment securities .   $103,302,062      $  5,988,267     $  8,083,881       $    699,630    $  7,823,124
                                                 ============      ============     ============       ============    ============
-----------------------------------------------------------------------------------------------------------------------------------

4.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, possibly including a CDSC; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2006) and held until the end of the period (June 30, 2006).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge a front-end sales load. However, a CDSC of 1% may apply if you redeem your shares within one year of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' Prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA CATHOLIC VALUES FUND
--------------------------------------------------------------------------------
                                  Beginning                          Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2006   June 30, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,054.40         $7.64
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,017.36         $7.50
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
--------------------------------------------------------------------------------
                                  Beginning                          Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2006   June 30, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,100.70         $7.81
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,017.36         $7.50
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
AVE MARIA RISING DIVIDEND FUND
--------------------------------------------------------------------------------
                                  Beginning                          Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2006   June 30, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,062.30         $6.39
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,018.60         $6.26
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
--------------------------------------------------------------------------------
                                  Beginning                          Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2006   June 30, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00          $994.00         $2.05
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,006.30         $2.06
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Opportunity Fund's annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two month period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
AVE MARIA BOND FUND - CLASS I
--------------------------------------------------------------------------------
                                  Beginning                          Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2006   June 30, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,004.60         $1.49
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,023.31         $1.51
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Bond Fund - Class I's annualized expense ratio of 0.30% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
AVE MARIA BOND FUND - CLASS R
--------------------------------------------------------------------------------
                                  Beginning                          Ending
                                Account Value    Account Value    Expenses Paid
                               January 1, 2006   June 30, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,003.10         $2.98
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,021.82         $3.01
--------------------------------------------------------------------------------
* Expenses are equal to the Ave Maria Bond Fund - Class R's annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation  of the  Public  Reference  Room  may be  obtained  by  calling  (800)
SEC-0330.

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================
AVE MARIA  CATHOLIC  VALUES FUND,  AVE MARIA GROWTH FUND AND AVE MARIA BOND FUND

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Advisory Agreements with the Adviser on behalf of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund, and the continuance of the Sub-Advisory Agreement with JLB & Associates, Inc. (the "Sub-Adviser") on behalf of the Ave Maria Growth Fund. The approvals took place at an in-person meeting held on January 27, 2006, at which all of the Trustees were present.

The Independent Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Sub-Advisory Agreement (collectively, the "Agreements"). The Trustees also received and reviewed a considerable amount of information provided by the Adviser in response to requests of the Independent Trustees and their counsel to assist in their evaluation of the terms of the Agreements and whether the Agreements continue to be in the best interest of the Funds and their shareholders. The Trustees reviewed: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Adviser's revenues and costs of providing services to the Funds; and (4) information about the Adviser's and the Sub-Adviser's personnel. The Trustees considered various factors, among them: (1) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (2) the fees charged for those services and the Adviser's profitability with respect to the Funds;
(3) the Funds' performance; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Funds' investors. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreements with management and also met in a private session with independent counsel at which no representatives of the Adviser were present.

The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser and the Sub-Adviser under the Agreements. The Trustees also reviewed the background, education and experience of the Adviser's and the Sub-Adviser's key investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance programs, and the Adviser's role in coordinating such services and programs.

The Trustees considered short-term and long-term investment performance of the Funds in their deliberations. The Trustees considered each Fund's historical performance over various periods ended December 31, 2005, as it compared to the returns of relevant indices and similarly managed mutual funds. Based upon their review, the Trustees observed that the Ave Maria Catholic Values Fund has consistently outperformed its benchmark index, which is the S&P 500 Index. The Trustees further observed that, although the Ave Maria Growth Fund and the Ave Maria Bond Fund each underperformed their respective benchmark index (the S&P 500 Index for the Ave Maria Growth Fund and the Lehman Brothers U.S. Government/Credit Intermediate

AVE MARIA  MUTUAL  FUNDS
APPROVAL  OF ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================
Index for the Ave Maria Bond Fund) during 2005, each of those Funds has outperformed its benchmark index over their lifetime.

The Trustees reviewed the Adviser's analysis of its profitability from each Fund's Advisory Agreement for the year ended December 31, 2005. The Trustees considered that the Adviser may receive, in addition to the advisory fee, various research services as a result of the placement of the Funds' portfolio brokerage. The Independent Trustees noted that the Sub-Adviser's fees are paid by the Adviser and are set as a result of arms-length negotiations by the Adviser. The Trustees concluded that the Adviser possessed the fundamental resources necessary to serve as adviser to the Funds, and based upon their review of the financial statements provided by the Adviser, that it is sufficiently capitalized to remain economically viable to serve as adviser.

In reviewing the fees payable under the Agreements, the Trustees reviewed the advisory fees paid by each Fund under the Advisory Agreement and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the total operating expense ratio of each Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by the Adviser. The Trustees discussed the appropriateness of recognizing possible economies of scale by instituting breakpoints within the advisory fee structure of each Fund, but determined that based on the Adviser's commitment to waive fees and reimburse expenses in order to maintain competitive expense ratios, the implementation of breakpoints is unnecessary at the present time. In evaluating each Fund's advisory fees, the Trustees took into account the quality of the investment management of the Funds. The Trustees concluded that, based upon the investment strategies of the Funds and the quality of services provided by the Adviser, the advisory fees paid by each Fund are reasonable.

In approving the Agreements, the Independent Trustees reached the following conclusions: (1) the Trustees noted the qualifications of key personnel of the Adviser and the Sub-Adviser that work with the Funds and concluded the Adviser and the Sub-Adviser are qualified to continue to manage each Fund's assets in accordance with its investment objective and policies and has provided reasonable services to the Funds; (2) based on the performance of each Fund, the Independent Trustees believe that the nature and quality of services provided by the Adviser (and, with respect to the Ave Maria Growth Fund, by the Sub-Adviser) were satisfactory; (3) the advisory fees of the Ave Maria Bond Fund are competitive and lower than most comparably managed mutual funds and, while the advisory fees paid by the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund are in the higher range of fees for comparably managed funds, they believe that the quality of investment advisory services provided by the Adviser and Sub-Adviser have been appropriate and that a contributing factor to higher expenses is the relatively small size of the Funds; and (4) the Adviser's commitment to cap overall operating expenses through fee waivers and, in some instances, through expense reimbursements has enabled the Funds to maintain a competitive overall expense ratio which has increased investment returns for shareholders. The Independent Trustees also reviewed and considered the "fallout

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================
benefits" to, and the profitability of, the Adviser with regards to its management of the Funds, concluding that the Adviser's profitability was not excessive, given the quality and scope of services provided by the Adviser and the investment performance of the Funds.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreements. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of each Fund and its shareholders to renew the Agreements for an additional annual period.

AVE MARIA OPPORTUNITY FUND

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the Advisory Agreement with the Adviser on behalf of the Ave Maria Opportunity Fund at an in-person meeting held on April 27, 2006, at which all of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and whether the Agreement is in the best interest of the Ave Maria Opportunity Fund and its shareholders. The Trustees reviewed: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information of another mutual fund that is managed by the Adviser similarly to the Ave Maria Opportunity Fund;
(3) the Adviser's anticipated revenues and costs of providing services to the Fund; and (4) information about the Adviser's personnel. The Trustees considered various factors, among them: (1) the nature and extent of the services proposed to be provided by the Adviser; (2) the fees proposed to be charged for those services and the Adviser's anticipated profitability with respect to the Fund; and (3) the Adviser's performance record for accounts that have similar investment strategies as the Fund. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process.

The Trustees evaluated and discussed with the Adviser the responsibilities of the Adviser under the Advisory Agreement. The Trustees also reviewed the background, education and experience of the Adviser's key investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance programs, and the Adviser's role in coordinating such services and programs. The Trustees did not consider economies of scale because the Fund is new and because of the Adviser's agreement to cap expenses.

In reviewing the fees payable under the Advisory Agreement, the Trustees reviewed the advisory fee rates proposed to be paid by the Ave Maria Opportunity Fund and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the proposed total operating expense ratio of the Fund, after fee waivers, with expense ratios of representative funds with similar investment objectives considered to

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================
be in its peer group. The Trustees concluded that, based upon the investment strategies of the Fund and the quality of investment management services provided by the Adviser to other similar accounts, the proposed advisory fees to be paid by the Fund are reasonable.

In approving the Advisory Agreement, the Independent Trustees noted the qualifications of key personnel of the Adviser that would work with the Ave Maria Opportunity Fund and concluded the Adviser is qualified to manage the Fund's assets in accordance with its investment objective and policies. The Independent Trustees were of the belief that, while the proposed advisory fees to be paid by the Ave Maria Opportunity Fund are in the higher range of fees for comparably managed funds, the Adviser's commitment to cap overall operating expenses through fee waivers and expense reimbursements should enable the Fund to maintain a competitive overall expense ratio which will increase investment returns for shareholders. The Independent Trustees did not review and consider the anticipated profitability of the Adviser with regards to its management of the Fund because the Fund had not yet commenced operations.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that approval of the Advisory Agreement would be in the best interests of the Ave Maria Opportunity Fund and its shareholders.




          AVE MARIA
            MUTUAL   [LOGO OMITTED]
            FUNDS


 AVE MARIA CATHOLIC VALUES FUND

    AVE MARIA GROWTH FUND

 AVE MARIA RISING DIVIDEND FUND

  AVE MARIA OPPORTUNITY FUND

     AVE MARIA BOND FUND




AVE MARIA MUTUAL FUNDS                            INVESTMENT ADVISER
series of                                         SCHWARTZ INVESTMENT COUNSEL, INC.
Schwartz Investment Trust                         3707 W. Maple Road
3707 W. Maple Road                                Suite 100
Suite 100                                         Bloomfield Hills, Michigan 48301
Bloomfield Hills, Michigan 48301
                                                  DISTRIBUTOR
                                                  ULTIMUS FUND DISTRIBUTORS, LLC
BOARD OF TRUSTEES                                 225 Pictoria Drive, Suite 450
Gregory J. Schwartz, Chairman                     Cincinnati, Ohio 45246
George P. Schwartz, CFA
John E. Barnds                                    CUSTODIAN
Peter F. Barry                                    US BANK, N.A.
Donald J. Dawson, Jr.                             425 Walnut Street
Fred A. Erb, Emeritus                             Cincinnati, Ohio 45202
John J. McHale, Emeritus
Sidney F. McKenna, Emeritus                       ADMINISTRATOR
                                                  ULTIMUS FUND SOLUTIONS, LLC
OFFICERS                                          P.O. Box 46707
George P. Schwartz, CFA, President                Cincinnati, Ohio 45246
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer                    INDEPENDENT REGISTERED
Robert G. Dorsey, Assistant Secretary             PUBLIC ACCOUNTING FIRM
John F. Splain, Assistant Secretary               DELOITTE & TOUCHE LLP
Mark J. Seger, CPA, Assistant Treasurer           111 S. Wacker Drive
Theresa M. Bridge, CPA, Assistant Treasurer       Chicago, Illinois 60606
Craig J. Hunt, Assistant Vice President
Cynthia M. Dickinson, Chief Compliance Officer    LEGAL COUNSEL
                                                  SULLIVAN & WORCESTER LLP
CATHOLIC ADVISORY BOARD                           1666 K Street, NW, Suite 700
Bowie K. Kuhn, Chairman                           Washington, DC 20006
Lawrence Kudlow
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis Schlafly

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -------------------------------------------------



By (Signature and Title)*     /s/ George P. Schwartz
                            ----------------------------------
                              George P. Schwartz, President


Date       August 28, 2006
      ----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ George P. Schwartz
                            ----------------------------------
                              George P. Schwartz, President


Date       August 28, 2006
      ----------------------------------------





By (Signature and Title)*     /s/ Timothy S. Schwartz
                            ----------------------------------
                              Timothy S. Schwartz, Treasurer


Date       August 28, 2006
      ----------------------------------------




* Print the name and title of each signing officer under his or her signature.